                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                    Investment Company File Number: 811-03626

                                 CITIZENS FUNDS
               (Exact Name of Registrant as Specified in Charter)

          One Harbour Place, Suite 400, Portsmouth, New Hampshire 03801
                    (Address of Principal Executive Offices)

                                 Sophia Collier
                             Citizens Advisers, Inc.
                                One Harbour Place
                              Portsmouth, NH 03801
                     (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (603) 436-5152

Date of fiscal year end:   June 30

Date of reporting period:  December 31, 2007

ITEM 1.  REPORT TO SHAREHOLDERS.

                             [CITIZENS FUNDS LOGO]

                               SEMI-ANNUAL REPORT

                                DECEMBER 31 ,2007

                                    [GRAPHIC]
                       SHARE THE SEEDS OF RESPONSIBLE INVESTING

TABLE OF CONTENTS

SEMI - ANNUAL REPORT


Portfolio composition                     2
Holdings                                  4
Statements of assets and liabilities     22
Statements of operations                 24
Statements of changes in net assets      26
Financial highlights                     30
Financial notes                          36
Supplemental information                 46

PORTFOLIO COMPOSITION (UNAUDITED)

PORTFOLIO COMPOSITION

                                               PERCENTAGE OF
CORE GROWTH FUND                                INVESTMENTS
SECURITY ALLOCATION                              AT VALUE
------------------------------------------------------------
Information Technology.......................      19.7%
Financials...................................      18.6%
Energy.......................................      12.5%
Healthcare...................................      12.1%
Industrials..................................      10.3%
Consumer Staples.............................       8.7%
Consumer Discretionary.......................       8.4%
Materials....................................       3.5%
Utilities....................................       3.2%
Telecommunication Services...................       2.8%
Cash Equivalents.............................       0.2%
------------------------------------------------------------

                                               PERCENTAGE OF
EMERGING GROWTH FUND                            INVESTMENTS
SECURITY ALLOCATION                              AT VALUE
------------------------------------------------------------
Information Technology.......................      18.7%
Consumer Discretionary.......................      18.1%
Healthcare...................................      14.8%
Industrials..................................      13.7%
Energy.......................................      12.6%
Financials...................................       8.0%
Materials....................................       4.4%
Cash Equivalents.............................       3.0%
Consumer Staples.............................       2.6%
Telecommunication Services...................       2.3%
Utilities....................................       1.8%
------------------------------------------------------------

SMALL CAP                                      PERCENTAGE OF
CORE GROWTH FUND                                INVESTMENTS
SECURITY ALLOCATION                              AT VALUE
------------------------------------------------------------
Information Technology.......................      23.4%
Consumer Discretionary.......................      18.1%
Healthcare...................................      17.5%
Industrials..................................      11.5%
Energy.......................................       8.9%
Financials...................................       6.3%
Materials....................................       5.1%
Consumer Staples.............................       5.0%
Cash Equivalents.............................       4.2%
------------------------------------------------------------

                                               PERCENTAGE OF
VALUE FUND                                      INVESTMENTS
SECURITY ALLOCATION                              AT VALUE
------------------------------------------------------------
Financials...................................      17.8%
Information Technology.......................      16.7%
Energy.......................................      13.0%
Healthcare...................................      12.2%
Industrials..................................      10.9%
Consumer Staples.............................      10.3%
Consumer Discretionary.......................       8.7%
Utilities....................................       3.7%
Telecommunication Services...................       3.2%
Materials....................................       2.9%
Cash Equivalents.............................       0.6%
------------------------------------------------------------

                                               PERCENTAGE OF
GLOBAL EQUITY FUND                              INVESTMENTS
SECURITY ALLOCATION                              AT VALUE
------------------------------------------------------------
Financials...................................      20.1%
Healthcare...................................      12.3%
Industrials..................................      11.3%
Information Technology.......................      10.9%
Energy.......................................      10.3%
Materials....................................       9.5%
Consumer Staples.............................       6.8%
Telecommunication Services...................       5.9%
Consumer Discretionary.......................       5.8%
Cash Equivalents.............................       4.7%
Utilities....................................       2.4%
------------------------------------------------------------

SEE FINANCIAL NOTES

                                                               DECEMBER 31, 2007

                                               PERCENTAGE OF
BALANCED FUND                                   INVESTMENTS
SECURITY ALLOCATION                              AT VALUE
------------------------------------------------------------
Equity
  Financials.................................      13.3%
  Information Technology.....................      12.3%
  Energy.....................................       9.5%
  Healthcare.................................       8.8%
  Industrials................................       7.6%
  Consumer Staples...........................       6.8%
  Consumer Discretionary.....................       5.0%
  Utilities..................................       2.5%
  Materials..................................       2.3%
  Telecommunication Services.................       2.2%
------------------------------------------------------------
Fixed Income
  U.S. Government Agency Obligations.........      12.4%
  U.S. Government Obligations................       7.8%
  Corporate Bonds............................       5.5%
  Foreign Government Bonds...................       0.2%
  Collateralized Mortgage Obligations........       0.1%
------------------------------------------------------------
Cash Equivalents.............................       3.7%
------------------------------------------------------------

                                               PERCENTAGE OF
INCOME FUND                                     INVESTMENTS
SECURITY ALLOCATION                              AT VALUE
------------------------------------------------------------
U.S. Government Agency Obligations...........      41.6%
U.S. Government Obligations..................      23.9%
Collateralized Mortgage Obligations..........      21.3%
Corporate Bonds..............................      13.0%
Cash Equivalents.............................       0.2%
------------------------------------------------------------

                                               PERCENTAGE OF
MONEY MARKET FUND                              INVESTMENTS AT
SECURITY ALLOCATION                                VALUE
-------------------------------------------------------------
Commercial Paper.............................      70.9%
U.S. Government Agency Obligations...........      18.7%
Municipal Notes..............................       7.5%
U.S. Treasury Bills..........................       2.7%
Certificates of Deposit......................       0.2%
-------------------------------------------------------------

All portfolio compositions subject to change.

                                                             SEE FINANCIAL NOTES

CITIZENS FUNDS HOLDINGS (UNAUDITED)

-------------------------------------------------------------------------
CORE GROWTH FUND
SECURITY                                         SHARES          VALUE($)
-------------------------------------------------------------------------
COMMON STOCKS - 100.0%
AIR FREIGHT - 1.4%
FedEx Corp.                                      49,500            4,414
APPAREL MANUFACTURERS - 1.3%
NIKE, Inc., Class B                              60,600            3,893
BANKS - 6.1%
Banco Santander Central Hispano SA ADR          198,000            4,265
ICICI Bank Ltd. ADR                              83,400            5,130
UBS AG ADR                                       99,900            4,595
Wells Fargo & Co.                               164,000            4,951
                                                                 -------
                                                                  18,941
BIOTECHNOLOGY - 1.5%
Roche Holding AG ADR                             54,300            4,691
CHEMICALS - 2.6%
Amgen, Inc. (a)                                  65,900            3,060
Praxair, Inc.                                    58,240            5,167
                                                                 -------
                                                                   8,227
COMPUTERS - 11.5%
Akamai Technologies, Inc. (a)                   100,150            3,465
Apple, Inc. (a)                                  31,500            6,239
Autodesk, Inc. (a)                               80,000            3,981
Corning, Inc.                                   193,700            4,647
Google, Inc., Class A (a)                         7,800            5,394
Hewlett-Packard Co.                             114,000            5,755
Oracle Corp. (a)                                283,100            6,391
                                                                 -------
                                                                  35,872
ELECTRICAL EQUIPMENT - 1.7%
Emerson Electric Co.                             95,800            5,428
ELECTRONICS - 7.4%
Cisco Systems, Inc. (a)                         165,000            4,467
MEMC Electronic Materials, Inc. (a)              63,000            5,575
NVIDIA Corp. (a)                                138,000            4,695
Texas Instruments, Inc.                          88,000            2,939
Thermo Fisher Scientific, Inc. (a)               94,300            5,439
                                                                 -------
                                                                  23,115
ENERGY & UTILITIES - 15.8%
Allegheny Energy, Inc.                           85,800            5,458
Baker Hughes, Inc.                               60,000            4,866
ConocoPhillips                                   68,875            6,082
Devon Energy Corp.                               71,000            6,312
Silvan Power Co. (a) (b)                         24,000                0
The AES Corp. (a)                               211,900            4,533
The Williams Cos., Inc.                         214,000            7,656
Transocean, Inc. (a)                             70,494           10,090
Vulcan Power Co., Class A (a) (b)                40,000                0
XTO Energy, Inc.                                 78,125            4,013
                                                                 -------
                                                                  49,010
ENTERTAINMENT - 1.2%
The Walt Disney Co.                             118,000            3,809
FINANCIAL - DIVERSIFIED - 3.5%
JPMorgan Chase & Co.                            103,700            4,527
Lehman Brothers Holdings, Inc.                   45,100            2,951
Merrill Lynch & Co., Inc.                        62,300            3,344
                                                                 -------
                                                                  10,822
FINANCIAL SERVICES - 3.1%
Franklin Resources, Inc.                         39,700            4,543
Prudential Financial, Inc.                       55,200            5,136
                                                                 -------
                                                                   9,679
FOODS - 3.5%
Hansen Natural Corp. (a)                         49,000            2,170
PepsiCo, Inc.                                   113,500            8,615
                                                                 -------
                                                                  10,785
HEALTHCARE - 6.6%
Becton, Dickinson & Co.                          55,800            4,664
C.R. Bard, Inc.                                  31,712            3,006
Hologic, Inc. (a)                                49,218            3,378
Intuitive Surgical, Inc. (a)                     13,269            4,306
WellPoint, Inc. (a)                              57,400            5,036
                                                                 -------
                                                                  20,390
INSURANCE - 3.4%
AFLAC, Inc.                                      79,800            4,998
American International Group, Inc.               98,200            5,725
                                                                 -------
                                                                  10,723

SEE FINANCIAL NOTES

                                                   DECEMBER 31, 2007 ($ X 1,000)

-------------------------------------------------------------------------
CORE GROWTH FUND
SECURITY                                         SHARES          VALUE($)
-------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE - 2.0%
Affiliated Managers Group, Inc. (a)              20,400            2,396
The Goldman Sachs Group, Inc.                    17,400            3,742
                                                                 -------
                                                                   6,138
MANUFACTURING - 11.0%
Bucyrus International, Inc., Class A             31,000            3,081
Crown Holdings, Inc. (a)                        118,235            3,033
Danaher Corp.                                    67,000            5,879
General Cable Corp. (a)                          62,000            4,543
Oshkosh Truck Corp.                              53,480            2,527
Precision Castparts Corp.                        44,600            6,186
Procter & Gamble Co.                            122,800            9,016
                                                                 -------
                                                                  34,265
MULTIMEDIA - 1.3%
News Corp., Class A                              27,000              553
News Corp., Class B                             166,000            3,528
                                                                 -------
                                                                   4,081
PHARMACEUTICALS - 1.4%
Schering-Plough Corp.                           164,700            4,388
REAL ESTATE - 0.6%
CB Richard Ellis Group, Inc., Class A (a)        82,200            1,771
RESTAURANTS - 1.2%
Starbucks Corp. (a)                             188,200            3,852
RETAIL - 5.0%
Best Buy & Co., Inc.                             66,800            3,517
CVS/Caremark Corp.                              182,575            7,258
Netflix, Inc. (a)                                78,000            2,076
Target Corp.                                     55,100            2,755
                                                                 -------
                                                                  15,606
SERVICES - 3.4%
Accenture Ltd., Class A                         115,100            4,148
Cognizant Technology Solutions Corp., Class A
 (a)                                            110,000            3,733
Nalco Holding Co.                               109,970            2,659
                                                                 -------
                                                                  10,540
TELECOMMUNICATIONS - 3.5%
AT&T, Inc.                                      162,625            6,758
Comcast Corp., Class A (a)                      115,000            2,100
NII Holdings, Inc. (a)                           44,200            2,136
                                                                 -------
                                                                  10,994
                                                                 -------
TOTAL COMMON STOCKS                                              311,434
Cost: $276,160

SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)       VALUE($)
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.2%
Fifth Third Bank, Inc.,
 3.25%, 01/02/08
(Date of Agreement 12/31/07, proceeds at maturity $752,
 collateralized by Federal National Mortgage Assoc.
 security, 5.00%, 07/01/33, market value $774)
Cost: $752                                          752              752
                                                                 -------

TOTAL INVESTMENTS - 100.2%                                       312,186
Cost: $276,912

Percentages indicated are based on net assets of $311,296.

(a) Non-income producing security.


(b) On December 31, 2007, the fund owned the following restricted securities constituting 0.00% of net assets which may not be publicly sold without registration under the Securities Act of 1933. These securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees. Additional information on the securities is as follows:


Vulcan Power Co., Class A
Acquisition Date: March 3, 1995
Cost: $300
Unit Cost: $7.50
Value: $0


Silvan Power Co.
Acquisition Date: July 27, 2004
Cost: $0
Unit Cost: $0
Value: $0


ADR - American Depositary Receipt
--------------------------------------------------------------------------------

                                                             SEE FINANCIAL NOTES

CITIZENS FUNDS HOLDINGS (UNAUDITED)

-------------------------------------------------------------------------
EMERGING GROWTH FUND
SECURITY                                         SHARES          VALUE($)
-------------------------------------------------------------------------
COMMON STOCKS - 97.5%
APPAREL MANUFACTURERS - 5.0%
Crocs, Inc. (a)                                  70,000            2,577
Gildan Activewear, Inc. (a)                      90,000            3,704
Guess?, Inc.                                     65,000            2,463
                                                                 -------

                                                                   8,744
BIOTECHNOLOGY - 4.2%
Alexion Pharmaceuticals, Inc. (a)                27,000            2,026
Gilead Sciences, Inc. (a)                        80,400            3,699
Techne Corp. (a)                                 25,000            1,651
                                                                 -------
                                                                   7,376
COMPUTERS - 5.6%
Akamai Technologies, Inc. (a)                    95,000            3,287
Corning, Inc.                                    75,360            1,808
Network Appliance, Inc. (a)                      55,000            1,373
Seagate Technology                               70,000            1,785
VeriFone Holdings, Inc. (a)                      60,000            1,395
                                                                 -------
                                                                   9,648
CONSUMER PRODUCTS - 3.6%
Bare Escentuals, Inc. (a)                        70,000            1,698
Energizer Holdings, Inc. (a)                     25,000            2,803
Tempur-Pedic International, Inc.                 70,000            1,818
                                                                 -------
                                                                   6,319
ELECTRICAL EQUIPMENT - 1.5%
Thomas & Betts Corp. (a)                         20,000              981
WESCO International, Inc. (a)                    40,000            1,585
                                                                 -------
                                                                   2,566
ELECTRONICS - 10.0%
Broadcom Corp., Class A (a)                      70,000            1,830
Cypress Semiconductor Corp. (a)                  70,000            2,522
Lam Research Corp. (a)                           51,000            2,205
MEMC Electronic Materials, Inc. (a)              60,000            5,309
NVIDIA Corp. (a)                                 55,500            1,888
PerkinElmer, Inc.                                75,000            1,952
Tessera Technologies, Inc. (a)                   40,000            1,664
                                                                 -------
                                                                  17,370
ENERGY & UTILITIES - 15.8%
Airgas, Inc.                                     40,000            2,084
Allegheny Energy, Inc.                           50,000            3,181
Core Laboratories N.V. (a)                       25,000            3,118
Dresser-Rand Group, Inc. (a)                     60,000            2,343
EOG Resources, Inc.                              37,000            3,302
FMC Technologies, Inc. (a)                       45,000            2,552
Noble Energy, Inc.                               25,000            1,988
Smith International, Inc.                        30,000            2,216
The Williams Cos., Inc.                          75,000            2,684
Transocean, Inc. (a)                             26,374            3,774
                                                                 -------
                                                                  27,242
FINANCIAL SERVICES - 5.8%
CME Group, Inc.                                   5,406            3,709
IntercontinentalExchange, Inc. (a)               12,000            2,310
T. Rowe Price Group, Inc.                        66,110            4,024
                                                                 -------
                                                                  10,043
HEALTHCARE - 9.5%
C.R. Bard, Inc.                                  23,000            2,180
Express Scripts, Inc. (a)                        30,000            2,190
Intuitive Surgical, Inc. (a)                     14,650            4,755
Invitrogen Corp. (a)                             23,000            2,148
Laboratory Corp. of America Holdings (a)         40,000            3,021
St. Jude Medical, Inc. (a)                       55,000            2,235
                                                                 -------
                                                                  16,529
INTERNET SERVICE PROVIDERS - 1.1%
Verisign, Inc. (a)                               50,000            1,881
INVESTMENT BANKING & BROKERAGE - 1.2%
Affiliated Managers Group, Inc. (a)              18,000            2,114
MANUFACTURING - 12.2%
BE Aerospace, Inc. (a)                           48,000            2,539
Commercial Metals Co.                            65,000            1,908
Cummins, Inc.                                    40,000            5,094
Flowserve Corp.                                  25,000            2,405
Oshkosh Truck Corp.                              58,568            2,768
Precision Castparts Corp.                        18,000            2,497
RTI International Metals, Inc. (a)               29,000            1,999
Terex Corp. (a)                                  30,000            1,967
                                                                 -------
                                                                  21,177

SEE FINANCIAL NOTES

                                                   DECEMBER 31, 2007 ($ X 1,000)

-------------------------------------------------------------------------
EMERGING GROWTH FUND
SECURITY                                         SHARES          VALUE($)
-------------------------------------------------------------------------

REAL ESTATE - 1.1%
CB Richard Ellis Group, Inc., Class A (a)        85,000            1,832
RESTAURANTS - 1.6%
Burger King Holdings, Inc.                       95,000            2,708
RETAIL - 8.4%
Aeropostale, Inc. (a)                            67,000            1,776
Coach, Inc. (a)                                  58,000            1,774
Gamestop Corp., Class A (a)                      40,000            2,484
Nordstrom, Inc.                                  48,012            1,763
Priceline.com, Inc. (a)                          35,000            4,020
Urban Outfitters, Inc. (a)                      100,000            2,726
                                                                 -------
                                                                  14,543
SERVICES - 5.8%
Cognizant Technology Solutions Corp., Class A
 (a)                                             60,000            2,036
Fluor Corp.                                      17,000            2,477
Nalco Holding Co.                                65,000            1,572
Sotheby's                                        55,000            2,096
VistaPrint Ltd. (a)                              45,000            1,928
                                                                 -------
                                                                  10,109
TELECOMMUNICATIONS - 4.2%
Ciena Corp. (a)                                  50,000            1,706
EchoStar Communications Corp., Class A (a)       45,000            1,697
NII Holdings, Inc. (a)                           42,000            2,029
Time Warner Telecom, Inc., Class A (a)           95,000            1,928
                                                                 -------
                                                                   7,360

TRANSPORTATION - 0.9%
Canadian Pacific Railway, Ltd.                   25,000            1,616
                                                                 -------
TOTAL COMMON STOCKS                                              169,177
Cost: $129,910
REPURCHASE AGREEMENTS - 3.0%
Fifth Third Bank, Inc.,
 3.25%, 01/02/08
(Date of Agreement 12/31/07, proceeds at maturity $5,223,
 collateralized by Federal National Mortgage Assoc.
 security, 5.00%, 07/01/33, market value $5,378)
Cost: $5,222                                      5,222            5,222
                                                                 -------

TOTAL INVESTMENTS - 100.5%                                       174,399
Cost: $135,132

Percentages indicated are based on net assets of $173,569.

(a) Non-income producing security.
--------------------------------------------------------------------------------

                                                             SEE FINANCIAL NOTES

CITIZENS FUNDS HOLDINGS (UNAUDITED)

-------------------------------------------------------------------------
SMALL CAP CORE GROWTH FUND
SECURITY                                         SHARES          VALUE($)
-------------------------------------------------------------------------
COMMON STOCKS - 96.0%
AEROSPACE & DEFENSE - 1.6%
TransDigm Group, Inc. (a)                        14,000              632
APPAREL MANUFACTURERS - 5.3%
Crocs, Inc. (a)                                  16,000              589
Deckers Outdoor Corp. (a)                        10,000            1,551
                                                                  ------
                                                                   2,140
BANKS - 0.7%
Pinnacle Financial Partners, Inc. (a)            10,500              267
BIOTECHNOLOGY - 4.8%
Alexion Pharmaceuticals, Inc. (a)                 6,000              450
American Oriental Bioengineering, Inc. (a)       45,000              499
Myriad Genetics, Inc. (a)                        10,000              464
Techne Corp. (a)                                  8,000              528
                                                                  ------
                                                                   1,941
BROADCASTING - 1.1%
Lin TV Corp., Class A (a)                        35,000              426
COMPUTERS - 11.6%
ANSYS, Inc. (a)                                  20,000              828
Concur Technologies, Inc. (a)                    19,000              688
NIC, Inc.                                        70,000              591
Nuance Communications Inc. (a)                   35,000              654
Omniture Inc. (a)                                18,000              599
Synaptics, Inc. (a)                              11,000              453
VASCO Data Security International, Inc. (a)      18,000              503
VeriFone Holdings, Inc. (a)                      15,000              349
                                                                  ------
                                                                   4,665
ELECTRONICS - 2.7%
Diodes, Inc. (a)                                 19,000              571
SiRF Technology Holdings, Inc. (a)               21,000              528
                                                                  ------
                                                                   1,099
ENERGY & UTILITIES - 10.4%
Airgas, Inc.                                     11,500              599
Atwood Oceanics, Inc. (a)                         9,000              902
Core Laboratories N.V. (a)                       11,000            1,372
Dresser-Rand Group, Inc. (a)                     14,000              547
Holly Corp.                                       7,000              356
T-3 Energy Services, Inc. (a)                     8,500              400
                                                                  ------
                                                                   4,176
ENGINEERING & CONSTRUCTION - 2.3%
Michael Baker Corp. (a)                          12,000              493
Stanley Inc. (a)                                 14,000              448
                                                                  ------
                                                                     941
FINANCIAL - DIVERSIFIED - 0.6%
Advanta Corp., Class B                           29,000              234
FOODS - 1.3%
Spartan Stores, Inc.                             23,500              537
HEALTHCARE - 11.8%
Allscripts Healthcare Solutions, Inc. (a)        19,000              369
Bio-Reference Laboratories, Inc. (a)             10,000              327
Immucor, Inc. (a)                                12,000              408
Integra LifeSciences Holdings (a)                 9,500              398
Inverness Medical Innovations, Inc. (a)          10,000              562
Kendle International, Inc. (a)                   13,500              660
Natus Medical, Inc. (a)                          25,000              484
Nighthawk Radiology Holdings, Inc. (a)           20,000              421
Omnicell, Inc. (a)                               15,000              404
United Therapeutics Corp. (a)                     4,000              391
Ventana Medical Systems, Inc. (a)                 3,500              305
                                                                  ------
                                                                   4,729
INSURANCE - 1.4%
Tower Group, Inc.                                16,500              551
INVESTMENT BANKING & BROKERAGE - 3.0%
Affiliated Managers Group, Inc. (a)               5,000              587
Investment Technology Group, Inc. (a)            13,000              619
                                                                  ------
                                                                   1,206

SEE FINANCIAL NOTES

                                                   DECEMBER 31, 2007 ($ X 1,000)

-------------------------------------------------------------------------
SMALL CAP CORE GROWTH FUND
SECURITY                                         SHARES          VALUE($)
-------------------------------------------------------------------------

MANUFACTURING - 12.4%
Apogee Enterprises, Inc.                         20,000              342
Barnes Group, Inc.                               17,500              584
BE Aerospace, Inc. (a)                           13,000              689
Bucyrus International, Inc., Class A              6,000              597
Century Aluminum Co. (a)                          8,500              458
Itron, Inc. (a)                                   4,500              432
Middleby Corp. (a)                                5,500              421
RTI International Metals, Inc. (a)                7,000              483
Silgan Holdings, Inc.                            10,000              519
Tennant Co.                                       9,000              399
                                                                  ------
                                                                   4,924
PERSONAL CARE - 1.1%
Chattem, Inc. (a)                                 6,000              453
PHARMACEUTICALS - 2.2%
Pharmion Corp. (a)                               10,000              629
Progenics Pharmaceuticals, Inc. (a)              13,500              244
                                                                  ------
                                                                     873
RESORTS AND THEME PARKS - 0.7%
Vail Resorts, Inc. (a)                            5,500              296
RESTAURANTS - 1.9%
Jack in the Box, Inc. (a)                        14,000              361
Texas Roadhouse, Inc., Class A (a)               35,000              387
                                                                  ------
                                                                     748
RETAIL - 4.5%
Aeropostale, Inc. (a)                            16,000              424
Priceline.com, Inc. (a)                          12,000            1,378
                                                                  ------
                                                                   1,802
SERVICES - 9.6%
Bankrate, Inc. (a)                                7,000              337
First Cash Financial Services, Inc. (a)          20,000              294
LIFE TIME FITNESS, Inc. (a)                       9,000              447
LKQ Corp. (a)                                    25,000              526
Shutterfly, Inc. (a)                             20,000              512
Sotheby's                                        10,000              381
TheStreet.com, Inc.                              48,000              763
VistaPrint Ltd. (a)                              14,000              600
                                                                  ------
                                                                   3,860
TELECOMMUNICATIONS - 3.7%
Atheros Communications, Inc. (a)                 20,500              626
NICE Systems Ltd. ADR (a)                        25,000              858
                                                                  ------
                                                                   1,484
WASTE MANAGEMENT - 1.3%
Darling International Inc. (a)                   45,000              520
                                                                  ------
TOTAL COMMON STOCKS                                               38,504
Cost: $30,280

SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)       VALUE($)
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 4.2%
Fifth Third Bank, Inc.,
 3.25%, 01/02/08
(Date of Agreement 12/31/07, proceeds at maturity $1,668,
 collateralized by Federal National Mortgage Assoc.
 security, 5.00%, 07/01/33, market value $1,717)
Cost: $1,667                                      1,667            1,667
                                                                  ------

TOTAL INVESTMENTS - 100.2%                                        40,171
Cost: $31,947

Percentages indicated are based on net assets of $40,104.

(a) Non-income producing security.

ADR - American Depositary Receipt
--------------------------------------------------------------------------------

                                                             SEE FINANCIAL NOTES

CITIZENS FUNDS HOLDINGS (UNAUDITED)

-------------------------------------------------------------------------
VALUE FUND
SECURITY                                         SHARES          VALUE($)
-------------------------------------------------------------------------
COMMON STOCKS - 99.4%
AIR FREIGHT - 1.2%
FedEx Corp.                                       9,469              844
APPAREL MANUFACTURERS - 2.3%
NIKE, Inc., Class B                              14,028              902
VF Corp.                                          9,430              647
                                                                  ------
                                                                   1,549
BANKS - 2.2%
Bank of America Corp.                            21,811              900
ICICI Bank Ltd. ADR                              10,000              615
                                                                  ------
                                                                   1,515
CHEMICALS - 3.1%
Amgen, Inc. (a)                                  21,000              975
Praxair, Inc.                                    13,142            1,166
                                                                  ------
                                                                   2,141
COMPUTERS - 11.3%
Akamai Technologies, Inc. (a)                    26,600              920
Corning, Inc.                                    49,988            1,199
Hewlett-Packard Co.                              23,617            1,192
Intel Corp.                                      40,113            1,069
International Business Machines Corp.            10,356            1,119
Microsoft Corp.                                  26,624              948
Oracle Corp. (a)                                 56,003            1,266
                                                                  ------
                                                                   7,713
CONSUMER PRODUCTS - 1.7%
Kimberly-Clark Corp.                             16,353            1,134
ELECTRICAL EQUIPMENT - 1.1%
Emerson Electric Co.                             13,306              754
ELECTRONICS - 7.9%
Cisco Systems, Inc. (a)                          29,487              798
MEMC Electronic Materials, Inc. (a)              15,107            1,337
Rockwell Automation, Inc.                        14,211              980
Texas Instruments, Inc.                          31,080            1,038
Thermo Fisher Scientific, Inc. (a)               22,250            1,283
                                                                  ------
                                                                   5,436
ENERGY & UTILITIES - 16.6%
Allegheny Energy, Inc.                           21,450            1,364
Apache Corp.                                     19,100            2,054
Baker Hughes, Inc.                               11,151              904
ConocoPhillips                                   28,366            2,504
The AES Corp. (a)                                53,800            1,151
The Williams Cos., Inc.                          35,500            1,270
Transocean, Inc. (a)                             15,241            2,182
                                                                  ------
                                                                  11,429
FINANCIAL - DIVERSIFIED - 8.8%
AMBAC Financial Group, Inc.                      23,925              617
Capital One Financial Corp.                      14,539              687
Citigroup, Inc.                                  24,100              710
JPMorgan Chase & Co.                             27,226            1,188
Lehman Brothers Holdings, Inc.                   17,771            1,163
Merrill Lynch & Co., Inc.                        18,558              996
MetLife, Inc.                                    10,741              662
                                                                  ------
                                                                   6,023
FOODS - 7.9%
Archer-Daniels-Midland Co.                       22,100            1,026
Bunge, Ltd.                                       7,700              896
General Mills, Inc.                              19,700            1,123
Kellogg Co.                                      22,174            1,163
PepsiCo, Inc.                                    15,737            1,194
                                                                  ------
                                                                   5,402
HEALTHCARE - 7.9%
Baxter International, Inc.                       15,490              899
Becton, Dickinson & Co.                          13,406            1,120
Coventry Health Care, Inc. (a)                   13,491              799
Johnson & Johnson, Inc.                          17,162            1,145
WellPoint, Inc. (a)                              16,359            1,436
                                                                  ------
                                                                   5,399
INSURANCE - 4.9%
American International Group, Inc.               12,902              752
The Allstate Corp.                               14,081              735
The Chubb Corp.                                  19,392            1,059
The Hartford Financial Services Group, Inc.       9,556              833
                                                                  ------
                                                                   3,379
INVESTMENT BANKING & BROKERAGE - 1.9%
The Goldman Sachs Group, Inc.                     6,040            1,299

SEE FINANCIAL NOTES

                                                   DECEMBER 31, 2007 ($ X 1,000)

-------------------------------------------------------------------------
VALUE FUND
SECURITY                                         SHARES          VALUE($)
-------------------------------------------------------------------------

MANUFACTURING - 6.8%
3M Co.                                            9,366              790
Crown Holdings, Inc. (a)                         31,200              800
General Cable Corp. (a)                          12,750              934
Oshkosh Truck Corp.                              15,500              733
Precision Castparts Corp.                         9,907            1,374
                                                                  ------
                                                                   4,631
MULTIMEDIA - 1.5%
News Corp., Class A                              48,500              994
PHARMACEUTICALS - 1.0%
Schering-Plough Corp.                            25,400              677
RESTAURANTS - 1.6%
McDonald's Corp.                                 18,633            1,098
RETAIL - 3.4%
Priceline.com, Inc. (a)                          10,850            1,246
SUPERVALU, Inc.                                  14,700              552
Target Corp.                                     11,082              554
                                                                  ------
                                                                   2,352
SERVICES - 2.3%
Omnicom Group, Inc.                              11,000              523
URS Corp. (a)                                    19,209            1,043
                                                                  ------
                                                                   1,566
TELECOMMUNICATIONS - 4.0%
AT&T, Inc.                                       38,351            1,594
CommScope, Inc. (a)                              11,150              549
NII Holdings, Inc. (a)                           11,800              570
                                                                  ------
                                                                   2,713
                                                                  ------
TOTAL COMMON STOCKS                                               68,048
Cost: $58,757

SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)       VALUE($)
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.6%
Fifth Third Bank, Inc.,
 3.25%, 01/02/08
(Date of Agreement 12/31/07, proceeds at maturity $416,
 collateralized by Federal National Mortgage Assoc.
 security, 5.00%, 07/01/33, market value $428)
Cost: $416                                          416              416
                                                                  ------

TOTAL INVESTMENTS - 100.0%                                        68,464
Cost: $59,173

Percentages indicated are based on net assets of $68,466.

(a) Non-income producing security.

ADR - American Depositary Receipt
--------------------------------------------------------------------------------

                                                             SEE FINANCIAL NOTES

CITIZENS FUNDS HOLDINGS (UNAUDITED)

-------------------------------------------------------------------------
GLOBAL EQUITY FUND
SECURITY                                         SHARES          VALUE($)
-------------------------------------------------------------------------
COMMON STOCKS - 95.6%
AUTOMOBILE MANUFACTURING - 0.9%
Volvo AB ADR                                     47,000              776
BANKS - 9.2%
Australia and New Zealand Banking Group Ltd.
 ADR                                              9,500            1,139
Banco Santander Central Hispano SA ADR           70,000            1,508
Bank of America Corp.                            23,000              949
Bank of Nova Scotia                              25,000            1,263
ICICI Bank Ltd. ADR                              20,000            1,230
Julius Baer Holding Ltd. (a)                     22,000            1,788
                                                                  ------
                                                                   7,877
BUILDING PRODUCTS - 1.6%
Lafarge S.A. ADR                                 30,000            1,350
CHEMICALS - 1.8%
Sigma-Aldrich Corp.                              29,000            1,583
COMPUTER SERVICES - 0.9%
Akamai Technologies, Inc. (b)                    22,500              779
COMPUTERS - 5.3%
Hewlett Packard Co.                              24,000            1,212
International Business Machines Corp.            10,000            1,081
Microsoft Corp.                                  35,000            1,246
Oracle Corp. (b)                                 45,000            1,016
                                                                  ------
                                                                   4,555
CONSTRUCTION - 0.8%
Desarrolladora Homex SA de C.V. ADR (b)          14,000              692
ELECTRONICS - 4.0%
Agilent Technologies, Inc. (b)                   30,000            1,102
Cisco Systems, Inc. (b)                          40,000            1,083
Thermo Fisher Scientific, Inc. (b)               21,000            1,211
                                                                  ------
                                                                   3,396
ENERGY & UTILITIES - 12.9%
Allegheny Energy, Inc.                           15,000              954
Apache Corp.                                     12,000            1,290
BG Group plc ADR                                 12,000            1,370
ConocoPhillips                                   20,000            1,766
EnCana Corp.                                     17,500            1,189
Statoil ASA ADR                                  32,000              977
Transocean Inc. (b)                               9,094            1,302
Valero Energy Corp.                              14,000              980
Veoilia Environnement ADR                        12,500            1,137
                                                                  ------
                                                                  10,965
ENTERTAINMENT - 3.1%
Nintendo Co., Ltd. (a)                            3,000            1,822
The Walt Disney Co.                              26,500              855
                                                                  ------
                                                                   2,677
FINANCIAL - DIVERSIFIED - 7.6%
AFLAC, Inc.                                      21,000            1,315
American Express Co.                             16,000              832
Deutsche Boerse AG (a)                           14,000            2,748
Fannie Mae                                       21,000              840
JPMorgan Chase & Co.                             18,000              786
                                                                  ------
                                                                   6,521
FOOD & BEVERAGES - 5.3%
Coca-Cola Hellenic Bottling Co. S.A. (a)         30,500            1,316
Nestle SA (a)                                     4,000            1,833
The Coca-Cola Co.                                22,000            1,350
                                                                  ------
                                                                   4,499
HEALTHCARE - 8.3%
Becton, Dickinson & Co.                          16,000            1,337
C.R. Bard, Inc.                                  10,000              948
Fresenius Medical Care AG & Co. KGaA ADR         27,000            1,425
Gilead Sciences, Inc. (b)                        20,000              920
Laboratory Corp. of America Holdings (b)         15,000            1,133
Stryker Corp.                                    18,500            1,382
                                                                  ------
                                                                   7,145
INSURANCE - 1.0%
Allianz SE ADR                                   42,000              893
MANUFACTURING - 14.4%
Danaher Corp.                                    12,000            1,053
Deere & Co.                                      22,000            2,048
FANUC Ltd. (a)                                    9,000              878
Johnson Matthey plc (a)                          33,000            1,229
Kennametal, Inc.                                 23,000              871
Komatsu, Ltd. (a)                                45,000            1,217
L'Air Liquide SA ADR                             66,000            1,964
POSCO ADR                                         6,000              902
Precision Castparts Corp.                         8,000            1,110
Samsung Heavy Industries Co., Ltd.(a)(b)         24,000            1,013
                                                                  ------
                                                                  12,285
PHARMACEUTICALS - 2.6%
Novo Nordisk A/S ADR                             21,000            1,362
Shire plc ADR                                    12,500              862
                                                                  ------
                                                                   2,224

SEE FINANCIAL NOTES

                                                   DECEMBER 31, 2007 ($ X 1,000)

-------------------------------------------------------------------------
GLOBAL EQUITY FUND
SECURITY                                         SHARES          VALUE($)
-------------------------------------------------------------------------

REAL ESTATE - 1.2%
City Developments, Ltd. (a)                     105,000            1,023
RESTAURANTS - 1.5%
McDonald's Corp.                                 22,500            1,325
RETAIL - 4.0%
CVS/ Caremark Corp.                              33,000            1,312
Industria de Diseno Textil SA (Inditex) (a)      19,000            1,155
Luxottica Group SpA ADR                          30,000              945
                                                                  ------
                                                                   3,412
SERVICES - 2.4%
Sims Group, Ltd. (a)                             48,000            1,125
Swire Pacific, Ltd., Class A (a)                 70,000              958
                                                                  ------
                                                                   2,083
TELECOMMUNICATIONS - 5.9%
America Movil SA de C.V. ADR                     19,000            1,167
AT&T, Inc.                                       19,000              790
PT Telekomunikasi Indonesia ADR                  22,000              924
Telenor ASA ADR                                  14,000              998
Vodafone Group plc (a)                          308,402            1,149
                                                                  ------
                                                                   5,028
TRANSPORTATION - 0.9%
Canadian Pacific Railway, Ltd.                   12,000              776
                                                                  ------
TOTAL COMMON STOCKS                                               81,864
Cost: $62,332

SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)       VALUE($)
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 4.7%
Fifth Third Bank, Inc.,
 3.25%, 01/02/08
(Date of Agreement 12/31/07, proceeds at maturity $4,053,
 collateralized by Federal National Mortgage Assoc.
 security, 5.00%, 07/01/33, market value $4,174)
Cost: $4,052                                      4,052            4,052
                                                                  ------

TOTAL INVESTMENTS - 100.3%                                        85,916
Cost: $66,384

-------------------------------------------------------------------------
GLOBAL EQUITY FUND
-------------------------------------------------------------------------

Percentages indicated are based on net assets of $85,618.


(a) Fair valued security. The approximate market value and percentage of investments of securities that were fair valued for the Global Equity Fund were $19,255 and 22.49%.


(b) Non-income producing security.

ADR  - American Depositary Receipt

The fund's portfolio holdings as of December 31, 2007, were distributed among the following countries:
                                                 -----------------------
                                                 PERCENTAGE OF NET ASSETS
                                                        SHORT TERM
                                               EQUITY   & OTHER      TOTAL
                                                 -----------------------
Australia                                       2.6%                   2.6%
Canada                                          2.3%                   2.3%
Cayman Islands                                  1.5%                   1.5%
Denmark                                         1.6%                   1.6%
France                                          5.2%                   5.2%
Germany                                         5.9%                   5.9%
Greece                                          1.5%                   1.5%
Hong Kong                                       1.1%                   1.1%
India                                           1.4%                   1.4%
Indonesia                                       1.1%                   1.1%
Italy                                           1.1%                   1.1%
Japan                                           4.6%                   4.6%
Mexico                                          2.2%                   2.2%
Norway                                          2.3%                   2.3%
Republic of Korea                               2.2%                   2.2%
Singapore                                       1.2%                   1.2%
Spain                                           3.1%                   3.1%
Sweden                                          0.9%                   0.9%
Switzerland                                     4.2%                   4.2%
United Kingdom                                  5.4%                   5.4%
United States                                  44.2%       4.4%       48.6%
                                               ----------------------------
TOTAL                                          95.6%       4.4%      100.0%

--------------------------------------------------------------------------------

                                                             SEE FINANCIAL NOTES

CITIZENS FUNDS HOLDINGS (UNAUDITED)

-------------------------------------------------------------------------
BALANCED FUND
SECURITY                                         SHARES          VALUE($)
-------------------------------------------------------------------------
COMMON STOCKS - 70.3%
AIR FREIGHT - 0.6%
FedEx Corp.                                        896                80
APPAREL MANUFACTURERS - 1.9%
NIKE, Inc., Class B                              2,100               135
VF Corp.                                         1,521               104
                                                                  ------
                                                                     239
BANKS - 1.7%
Bank of America Corp.                            3,180               131
ICICI Bank Ltd. ADR                              1,300                80
                                                                  ------
                                                                     211
CHEMICALS - 2.5%
Amgen, Inc. (a)                                  2,750               128
Praxair, Inc.                                    2,045               181
                                                                  ------
                                                                     309
COMPUTERS - 8.4%
Akamai Technologies, Inc. (a)                    3,400               118
Corning, Inc.                                    6,238               150
Hewlett-Packard Co.                              2,570               130
Intel Corp.                                      5,960               159
International Business Machines Corp.            1,437               155
Microsoft Corp.                                  4,010               143
Oracle Corp. (a)                                 7,725               174
                                                                  ------
                                                                   1,029
CONSUMER PRODUCTS - 1.2%
Kimberly-Clark Corp.                             2,160               150
ELECTRICAL EQUIPMENT - 0.9%
Emerson Electric Co.                             2,000               113
ELECTRONICS - 5.7%
Cisco Systems, Inc. (a)                          4,200               114
MEMC Electronic Materials, Inc. (a)              1,980               175
Rockwell Automation, Inc.                        1,740               120
Texas Instruments, Inc.                          3,793               127
Thermo Fisher Scientific, Inc. (a)               2,850               164
                                                                  ------
                                                                     700
ENERGY & UTILITIES - 12.1%
Allegheny Energy, Inc.                           2,620               167
Apache Corp.                                     2,300               247
Baker Hughes, Inc.                               1,600               130
ConocoPhillips                                   4,200               371
The AES Corp. (a)                                6,900               148
The Williams Cos., Inc.                          4,500               161
Transocean, Inc. (a)                             1,839               263
                                                                  ------
                                                                   1,487
FINANCIAL - DIVERSIFIED - 6.5%
AMBAC Financial Group, Inc.                      2,400                62
Capital One Financial Corp.                      1,915                91
Citigroup, Inc.                                  3,100                91
JPMorgan Chase & Co.                             3,670               160
Lehman Brothers Holdings, Inc.                   2,549               167
Merrill Lynch & Co., Inc.                        2,760               148
MetLife, Inc.                                    1,440                89
                                                                  ------
                                                                     808
FOODS - 5.1%
Archer-Daniels-Midland Co.                       2,900               135
General Mills, Inc.                              2,525               144
Kellogg Co.                                      3,420               179
PepsiCo, Inc.                                    2,310               175
                                                                  ------
                                                                     633
HEALTHCARE - 5.8%
Baxter International, Inc.                       2,330               135
Becton, Dickinson & Co.                          1,430               120
Coventry Health Care, Inc. (a)                   1,670                99
Johnson & Johnson, Inc.                          2,540               169
WellPoint, Inc. (a)                              2,175               191
                                                                  ------
                                                                     714
INSURANCE - 3.8%
American International Group, Inc.               1,690                99
The Allstate Corp.                               2,085               109
The Chubb Corp.                                  2,820               154
The Hartford Financial Services Group, Inc.      1,300               113
                                                                  ------
                                                                     475
INVESTMENT BANKING & BROKERAGE - 1.2%
The Goldman Sachs Group, Inc.                      678               146

SEE FINANCIAL NOTES

                                                   DECEMBER 31, 2007 ($ X 1,000)

-------------------------------------------------------------------------
BALANCED FUND
SECURITY                                         SHARES          VALUE($)
-------------------------------------------------------------------------
MANUFACTURING - 4.6%
3M Co.                                           1,348               114
Crown Holdings, Inc. (a)                         4,000               103
General Cable Corp. (a)                          1,650               120
Oshkosh Truck Corp.                              2,000                95
Precision Castparts Corp.                        1,028               142
                                                                  ------
                                                                     574
MULTIMEDIA - 1.0%
News Corp., Class A                              6,200               127
PHARMACEUTICALS - 0.7%
Schering-Plough Corp.                            3,300                88
RESTAURANTS - 1.4%
McDonald's Corp.                                 2,890               170
RETAIL - 1.2%
SUPERVALU, Inc.                                  1,635                61
Target Corp.                                     1,756                88
                                                                  ------
                                                                     149
SERVICES - 1.3%
URS Corp. (a)                                    2,912               158
TELECOMMUNICATIONS - 2.7%
AT&T, Inc.                                       4,680               195
CommScope, Inc. (a)                              1,450                71
NII Holdings, Inc. (a)                           1,500                72
                                                                  ------
                                                                     338
                                                                  ------
TOTAL COMMON STOCKS                                                8,698
Cost: $8,164

SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)       VALUE($)
-------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
First Horizon Alternative Mortgage
 Securities, 4.73%, 06/25/34 (b)                     8                 8
 5.50%, 03/25/35 (b)                                 9                 9
                                                                  ------
Cost: $17                                                             17

CORPORATE BONDS - 5.5%
BANKS - 0.8%
Bank of America Corp., 4.38%, 12/01/10              50                50
Capital One Bank, 6.50%, 06/13/13                   50                49
                                                                  ------
                                                                      99
COMPUTERS - 0.1%
Corning, Inc., 6.20%, 03/15/16                      15                15

-------------------------------------------------------------------------
BALANCED FUND
SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)       VALUE($)
-------------------------------------------------------------------------
CONSTRUCTION - 0.2%
KB Home, 5.88%, 01/15/15                            15                12
Pulte Homes, Inc., 6.00%, 02/15/35                  10                 8
                                                                  ------
                                                                      20
ENERGY & UTILITIES - 0.6%
Atmos Energy, 4.95%, 10/15/14                       15                14
Chesapeake Energy Corp., 6.88%, 01/15/16            20                20
Enterprise Products Partners LP, 4.95%,
 06/01/10                                           20                20
XTO Energy, Inc., 5.30%, 06/30/15                   20                20
                                                                  ------
                                                                      74
FINANCIAL - DIVERSIFIED - 1.4%
CIT Group, Inc., 5.00%, 02/01/15                    50                43
Citigroup, Inc., 5.06%, 05/18/10 (b)                50                50
HSBC Finance Corp., 4.63%, 09/15/10                 50                49
Liberty Mutual Group, 5.75%, 03/15/14 (c)           10                10
Riddell Bell Holdings, 8.38%, 10/01/12              15                14
                                                                  ------
                                                                     166
FINANCIAL SERVICES - 0.4%
Franklin Resources, Inc., 3.70%, 04/15/08           48                48
FOOD - 0.4%
The Pepsi Bottling Group, Inc., 5.63%,
 02/17/09 (c)                                       50                51
HEALTHCARE - 0.4%
Medtronic, Inc., 4.75%, 09/15/15                    50                48
INVESTMENT BANKING & BROKERAGE - 0.1%
The Goldman Sachs Group, Inc., 5.00%,
 10/01/14                                           15                15
MANUFACTURING - 0.0%*
American Standard, Inc., 7.38%, 02/01/08             5                 5

                                                             SEE FINANCIAL NOTES

CITIZENS FUNDS HOLDINGS (UNAUDITED)

-------------------------------------------------------------------------
BALANCED FUND
SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)       VALUE($)
-------------------------------------------------------------------------
REAL ESTATE - 0.0%*
Brandywine Realty Trust, 5.40%, 11/01/14             5                 5
RESTAURANTS - 0.4%
McDonald's Corp., 5.00%, 02/15/15                   50                50
TELECOMMUNICATIONS - 0.7%
AT&T, Inc., 5.88%, 02/01/12                         50                51
Directv Holdings, 6.38%, 06/15/15                   30                29
Sprint Nextel Corp., 7.38%, 08/01/15                10                10
                                                                  ------
                                                                      90
                                                                  ------
TOTAL CORPORATE BONDS                                                686
Cost: $705

FOREIGN GOVERNMENT BOND - 0.1%
United Mexican States, 6.75%, 09/27/34              15                17
Cost: $15

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.4%
FEDERAL FARM CREDIT BANK - 1.0%
5.83%, 01/14/08                                     25                25
5.05%, 05/18/17                                    100               102
                                                                  ------
                                                                     127
FEDERAL HOME LOAN BANK - 1.0%
5.20%, 05/11/12                                     15                15
4.88%, 03/11/16                                    100               104
                                                                  ------
                                                                     119
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.6%
4.55%, 01/20/11                                      5                 5
4.50%, 01/15/13                                      9                 9
5.00%, 10/01/18                                     74                74
5.50%, 10/01/18                                     47                47
5.20%, 03/05/19                                     40                40
6.00%, 12/01/20                                     35                36
5.50%, 03/01/21                                     78                80
5.50%, 04/01/21                                     75                75
5.00%, 06/01/35                                     81                79
                                                                  ------
                                                                     445

-------------------------------------------------------------------------
BALANCED FUND
SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)       VALUE($)
-------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.8%
5.25%, 01/15/09                                     14                14
4.38%, 09/15/12                                      4                 4
5.00%, 04/15/15                                     20                21
5.55%, 08/04/15                                    100               100
6.00%, 02/25/17                                     74                76
5.40%, 03/09/17                                    100               103
5.00%, 10/01/18                                     67                67
4.50%, 06/01/19                                    109               107
5.00%, 09/01/19                                     29                29
5.50%, 03/25/29                                    100               100
6.50%, 07/01/32                                      2                 2
6.00%, 11/01/32                                      1                 1
5.50%, 03/01/33                                     23                23
4.58%, 12/01/34                                     26                26
4.83%, 01/01/35 (b)                                 15                15
4.82%, 08/01/35                                     80                79
5.50%, 10/01/35                                     76                76
                                                                  ------
                                                                     843
                                                                  ------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                           1,534
Cost: $1,517
U.S. TREASURY NOTES - 7.8%
6.50%, 02/15/10                                    100               107
4.00%, 03/15/10                                    100               102
3.88%, 05/15/10                                     35                36
4.75%, 05/15/14                                     10                11
4.00%, 02/15/15                                    100               101
4.13%, 05/15/15                                     30                31
4.50%, 11/15/15                                    100               104
4.50%, 02/15/16                                    100               104
5.13%, 05/15/16                                    100               107
4.50%, 05/15/17                                    100               104
4.75%, 08/15/17                                    100               106
5.38%, 02/15/31                                     50                56
                                                                  ------
COST: $928                                                           969

SEE FINANCIAL NOTES

                                                   DECEMBER 31, 2007 ($ X 1,000)

-------------------------------------------------------------------------
BALANCED FUND
SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)       VALUE($)
-------------------------------------------------------------------------


REPURCHASE AGREEMENTS - 3.7%
Fifth Third Bank, Inc.,
 3.25%, 01/02/08
(Date of Agreement 12/31/07, proceeds at maturity $461,
 collateralized by Federal National Mortgage Assoc.
 security, 5.00%, 07/01/33, market value $475)
Cost: $461                                         461               461
                                                                  ------
TOTAL INVESTMENTS - 99.9%                                         12,382
Cost: $11,807

Percentages indicated are based on net assets of $12,389.

(a) Non-income producing security.

(b) Variable rate security. The rate presented represents the rate in effect at December 31, 2007.

(c) Rule 144A security.

* Rounds to less than 0.1%.

ADR - American Depositary Receipt
--------------------------------------------------------------------------------

                                                             SEE FINANCIAL NOTES

CITIZENS FUNDS HOLDINGS (UNAUDITED)

-------------------------------------------------------------------------
INCOME FUND
SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)       VALUE($)
-------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.2%
Capital One Multi-Asset Execution Trust,
 5.21%, 09/15/11 (a)                                700              700
Chase Manhattan Auto Owner Trust, 4.88%,
 06/15/12                                           240              240
Citibank Credit Card Issuance Trust, 3.50%,
 08/16/10                                           285              283
Citigroup Commercial Mortgage Trust, 4.22%,
 09/20/51 (b)                                       500              493
Crusade Global Trust,
 4.93%, 11/15/37 (a)                                384              384
 5.04%, 11/19/37 (a)                                270              270
First Horizon Alternative Mortgage
 Securities, 4.73%, 06/25/34 (a)                    626              620
First Union National Bank Commercial
 Mortgage, 6.42%, 08/15/33 (a)                      289              302
Greenwich Capital Commercial Funding Corp.,
 4.95%, 01/11/35                                    525              526
 3.92%, 08/10/42                                    143              141
GS Mortgage Securities Corp. II, 4.61%,
 01/10/40                                           800              790
Harley-Davidson Motorcycle Trust, 3.20%,
 05/15/12                                           426              420
LB-UBS Commercial Mortgage Trust,
 6.65%, 11/15/27                                    425              449
 6.37%, 12/15/28                                    900              947
 5.02%, 09/15/40 (a)                                407              390
Merrill Lynch/Countrywide Commercial Mortgage
 Investors, Inc., 5.10%, 03/25/30 (a)               157              154
Merrill Lynch/Countrywide Commercial Mortgage
 Trust, 4.71%, 07/12/46 (a)                         639              635
 5.53%, 03/12/51(a)                                 280              276
Puma Finance Ltd., 5.10%, 08/09/35 (a) (b)
 (c)                                                600              580
Wachovia Bank Commercial Mortgage Trust,
 4.96%, 11/15/35                                    700              700
 5.18%, 07/15/42                                    510              503
                                                                  ------

Cost: $9,766                                                       9,803


CORPORATE BONDS - 13.0%
AIRLINES - 1.0%
Northwest Airlines, Inc., 6.26%, 11/20/21           468              468
BANKING - 3.9%
Banco Mercantil del Norte, 6.86%, 10/13/21
 (b)                                                600              591
Bank of America Corp., 5.30%, 03/15/17              375              365
National City Bank, 5.52%, 06/07/17 (a)             465              407
PNC Bank, 6.00%, 12/07/17                           470              466
Regions Financial Corp., 7.38%, 12/10/37             15               15
                                                                  ------
                                                                   1,844
COMPUTERS - 0.8%
Dell, Inc., 7.10%, 04/15/28                         350              380
FINANCIAL - DIVERSIFIED - 2.2%
Citigroup Inc.,
 5.85%, 07/02/13                                    352              362
 5.50%, 02/15/17                                    355              345
Wachovia Corp., 5.63%, 10/15/16                     350              345
                                                                  ------
                                                                   1,052
HEALTHCARE - 0.8%
Covidien International, 6.55%, 10/15/37 (b)         355              369
INSURANCE - 1.6%
Berkley (WR) Corp., 5.60%, 05/15/15                 346              335
Lincoln National Corp, 6.15%, 04/07/36              400              383
                                                                  ------
                                                                     718
OFFICE EQUIPMENT & SERVICES - 0.3%
Ikon Office Solutions, 7.75%, 09/15/15              120              125
REITS - DIVERSIFIED - 0.8%
CBG Florida REIT Corp., 7.11%,

SEE FINANCIAL NOTES

                                                   DECEMBER 31, 2007 ($ X 1,000)

-------------------------------------------------------------------------
INCOME FUND
SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)       VALUE($)
-------------------------------------------------------------------------

05/29/49 (a) (b)                                    375              349
TELECOMMUNICATIONS - 1.6%
Comcast Corp., 5.88%, 02/15/18                      355              354
Embarq Corp., 8.00%, 06/01/36                       355              374
                                                                  ------
                                                                     728
                                                                  ------

TOTAL CORPORATE BONDS                                              6,033
Cost: $6,074

U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 14.3%
4.50%, 04/01/20                                   1,184            1,163
5.00%, 10/01/35                                   1,650            1,611
6.00%, 07/01/36                                   1,678            1,703
5.50%, 03/01/37                                   1,180            1,178
5.50%, 08/01/37                                     943              941
                                                                  ------
                                                                   6,596
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.1%
5.76%, 12/25/11                                     200              206
4.50%, 01/01/20                                   1,343            1,320
5.00%, 08/01/20                                   1,339            1,340
4.40%, 11/25/33                                     651              649
5.50%, 03/01/36                                   1,677            1,675
5.50%, 04/01/36                                   1,679            1,678
6.00%, 07/01/36                                   1,799            1,827
5.50%, 03/01/37                                     914              913
5.50%, 06/01/37                                   1,335            1,320
5.88%, 09/01/37 (a)                                 689              706
6.00%, 10/01/37                                     891              898
                                                                  ------
                                                                  12,532

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                          19,128
Cost: $18,699
U.S. TREASURY NOTES - 23.8%
4.63%, 07/31/09                                   3,341            3,419
4.63%, 07/31/12                                   2,425            2,546
4.75%, 08/15/17                                   3,123            3,298
4.50%, 02/15/36                                   1,738            1,747
                                                                  ------

Cost: $10,620                                                     11,010
REPURCHASE AGREEMENTS - 0.2%
Fifth Third Bank, Inc.,
 3.25%, 01/02/08
(Date of Agreement 12/31/07, proceeds at
 maturity $74, collateralized by Federal
 National Mortgage Assoc. security, 5.00%,
 07/01/33, market value $76)
 Cost: $74                                           74               74
                                                                  ------
TOTAL INVESTMENTS - 99.6%                                         46,048
Cost: $45,233

Percentages indicated are based on net assets of $46,238.

(a) Variable rate security. The rate presented represents the rate in effect at December 31, 2007.

(b) Rule 144A security.

(c) Fair valued security. The approximate market value and percentage of investments of securities that were fair valued for the Income Fund were $580 and 1.25%.
--------------------------------------------------------------------------------

                                                             SEE FINANCIAL NOTES

CITIZENS FUNDS HOLDINGS (UNAUDITED)

-------------------------------------------------------------------------
MONEY MARKET FUND
SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)       VALUE($)
-------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 0.2%
City National Bank of New Jersey,
 4.50%, 03/13/08 (a)                               100               100
Self Help Credit Union,
 4.98%, 03/14/08 (a)                               100               100
                                                                  ------
Cost: $200                                                           200
COMMERCIAL PAPER - 69.4%
American Express Credit, 5.36%, 05/16/08         2,000             1,984
American General Finance Corp.,
 5.19%, 01/02/08                                   645               645
 4.79%, 01/14/08                                 1,247             1,245
 4.97%, 01/23/08                                 1,600             1,595
Banco Santander Puerto Rico,
 5.01%, 01/10/08                                 2,172             2,170
 5.21%, 01/15/08                                 1,000               998
 5.02%, 01/24/08                                 1,000               997
Barclays Capital PLC,
 4.61%, 01/16/08                                 1,400             1,397
 4.68%, 01/17/08                                   250               249
 4.88%, 01/25/08                                   100               100
 5.11%, 02/19/08                                 1,000               993
 5.02%, 02/20/08                                 1,372             1,363
Becton Dickinson, 4.32%, 02/14/08                  586               583
BMW U.S. Capital,
 4.28%, 01/17/08 (b)                             1,910             1,907
 4.30%, 01/28/08 (b)                             1,490             1,485
Cooperative Association of Tractor Dealers,
 5.47%, 01/18/08                                   720               718
 5.18%, 02/07/08                                 1,228             1,221
 5.18%, 02/20/08                                   484               481
Coca Cola Co., 4.82%, 01/07/08 (b)               1,064             1,063
Harley Davidson Funding Corp.,
 4.61%, 02/04/08 (b)                             1,444             1,438
 4.48%, 02/13/08 (b)                             1,908             1,898
ING America Insurance,
 4.78%, 01/14/08                                   169               169
 4.72%, 01/31/08                                 1,100             1,096
 4.85%, 02/05/08                                 1,322             1,315
J.P. Morgan Chase & Co.,
 4.50%, 01/03/08                                 1,000             1,000
 5.19%, 01/22/08                                   854               851
 4.60%, 02/12/08                                   333               331
Merrill Lynch & Co.,
 5.44%, 01/03/08                                 1,021             1,021
 5.28%, 01/11/08                                 1,229             1,226
 5.25%, 01/25/08                                   500               498
 5.40%, 01/31/08                                   953               949
 4.99%, 02/05/08                                   506               504
Metlife Funding, 4.29%, 02/22/08 (b)             2,000             1,988
The Procter & Gamble Co.,
 4.31%, 01/25/08 (b)                             1,514             1,510
 4.28%, 01/29/08 (b)                             1,630             1,624
 4.26%, 02/08/08 (b)                             1,000               996
Rabobank USA Financial Corp.,
 4.30%, 01/02/08                                 1,072             1,072
 5.12%, 01/04/08                                 1,770             1,769
Societe Generale,
 5.21%, 01/18/07                                 1,000               998
 4.86%, 02/01/08                                 1,900             1,892
 5.22%, 02/12/08                                   592               588
Stanley Works,
 4.53%, 01/08/08 (b)                             1,500             1,499
 4.59%, 01/30/08 (b)                             1,831             1,824
UBS Finance Corp.,
 4.79%, 01/24/08                                 1,000               997
 5.19%, 02/05/08                                 1,000               995
 4.65%, 02/11/08                                 1,180             1,174
 4.82%, 02/14/08                                 1,037             1,031
Verizon Communications,
 4.94%, 01/07/08 (b)                               916               915
 4.94%, 01/08/08 (b)                             1,000               999
 4.77%, 01/09/08 (b)                             2,338             2,336
Wells Fargo & Co.,
 4.32%, 01/02/08                                 1,000             1,000
 4.33%, 01/11/08                                   383               383
 4.32%, 01/14/08                                 1,000               998
 4.32%, 01/16/08                                 1,000               998
                                                                  ------
Cost: $61,076                                                     61,076

SEE FINANCIAL NOTES

                                                   DECEMBER 31, 2007 ($ X 1,000)

-------------------------------------------------------------------------
MONEY MARKET FUND
SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)       VALUE($)
-------------------------------------------------------------------------

MUNICIPAL NOTES - 7.4%
Massachusetts State Development Finance
 Agency, 4.45%, 12/01/40 (c)                     3,000             3,000
New York State Housing Finance Agency, 5.20%,
 11/15/29 (c)                                    3,500             3,500
                                                                  ------
Cost: $6,500                                                       6,500
U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 18.3%
 5.32%, 01/15/08                                 1,000               999
 5.15%, 01/22/08                                 1,000             1,000
 4.61%, 04/10/08                                 1,127             1,128
 4.25%, 05/16/08                                   625               623
 5.38%, 05/21/08                                   129               128
 4.22%, 05/30/08                                 1,600             1,590
 4.29%, 06/12/08                                 1,000             1,000
 4.74%, 06/15/08                                 1,096             1,085
 4.14%, 07/15/08                                 1,000               992
 4.15%, 07/15/08                                 1,948             1,940
 4.18%, 08/15/08                                    95                95
 4.07%, 09/15/08                                 1,300             1,296
 4.05%, 10/10/08                                 2,150             2,153
 5.01%, 10/27/08                                   500               500
 4.22%, 11/17/08                                   605               605
 5.50%, 04/16/12                                 1,000             1,000
                                                                  ------
Cost: $16,134                                                     16,134
U.S. TREASURY BILLS - 2.6%
U.S. Treasury Bills, 2.92%, 03/06/08             2,280             2,268
                                                                  ------
Cost: $2,268
TOTAL INVESTMENTS - 97.9%                                         86,178
Cost: $86,178

Percentages indicated are based on net assets of $88,024.

a) On December 31, 2007, the fund owned the following restricted securities constituting 0.23% of net assets which may not be publicly sold without registration under the Securities Act of 1933. These securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees. Additional information on the securities is as follows:

City National Bank of New Jersey
Acquisition Date: March 14, 2007
Cost: $100
Unit Cost: $1.00
Value: $100

Self Help Credit Union
Acquisition Date: September 14, 2007
Cost: $100
Unit Cost: $1.00
Value: $100

b) Rule 144A security.

c) Variable rate security. The rate presented represents the rate in effect at December 31, 2007.
--------------------------------------------------------------------------------

                                                             SEE FINANCIAL NOTES

STATEMENTS OF ASSETS
AND LIABILITIES (UNAUDITED)

                                                Core Growth    Emerging Growth   Small Cap Core
                                                    Fund            Fund          Growth Fund
-----------------------------------------------------------------------------------------------
ASSETS
Investments, at value                           $311,434,409    $ 169,177,551     $38,503,925
Repurchase agreements                                751,619        5,221,654       1,667,337
                                                -----------------------------------------------
Total investments                                312,186,028      174,399,205      40,171,262
Cash                                                      --               --              --
Foreign currency                                          --               --              --
Receivables:
 Interest and dividends                              150,281           39,588             991
 Tax reclaims                                             --               --              --
 Capital shares issued                               406,897           50,576          82,038
 Due from investment adviser                              --               --              --
 Due from distributor                                 16,925           11,813           2,736
Prepaid expenses                                      24,110           21,305          12,271
                                                -----------------------------------------------
Total assets                                     312,784,241      174,522,487      40,269,298
LIABILITIES
Payables:
 Dividends to shareholders                                --               --              --
 Capital shares redeemed                             371,500          130,830          32,160
 Investment management fees                          394,566          447,652          52,652
 Administrative fees                                 118,371           67,148          15,796
 Distribution fees                                   184,277          129,868          30,686
 Shareholder service fees                            193,105            8,813           1,434
 Transfer agent expenses                             176,226          124,331          23,377
 Other accrued expenses                               50,119           44,732           9,573
                                                -----------------------------------------------
Total liabilities                                  1,488,164          953,374         165,678
-----------------------------------------------------------------------------------------------
NET ASSETS                                      $311,296,077    $ 173,569,113     $40,103,620
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
NET ASSETS
Standard Shares:
 Net assets                                     $245,189,448    $ 170,110,547     $40,103,620
 Number of shares outstanding                     10,497,187        9,161,425       3,158,337
 Net asset value, offering and redemption
   price per share                              $      23.36    $       18.57     $     12.70
Institutional Shares:
 Net assets                                     $ 64,151,354    $     528,014              --
 Number of shares outstanding                      3,260,449           27,056              --
 Net asset value, offering and redemption
   price per share                              $      19.68    $       19.52              --
Administrative Shares:
 Net assets                                     $  1,955,275    $   2,930,552              --
 Number of shares outstanding                         81,135          153,605              --
 Net asset value, offering and redemption
   price per share                              $      24.10    $       19.08              --
Net assets consist of:
 Paid-in capital                                $275,955,237    $ 281,596,626     $32,355,564
 Accumulated (Distributions in excess of) net
   investment income/loss                           (637,793)      (1,247,491)       (197,943)
 Accumulated net realized gains/losses on
   investments and foreign currencies                704,929     (146,047,676)       (278,494)
 Net unrealized appreciation/depreciation on
   investments and foreign currencies             35,273,704       39,267,654       8,224,493
-----------------------------------------------------------------------------------------------
NET ASSETS                                      $311,296,077    $ 173,569,113     $40,103,620
-----------------------------------------------------------------------------------------------
Investments, at cost                            $276,912,324    $ 135,131,551     $31,946,769
Foreign currency, at cost                                 --               --              --

SEE FINANCIAL NOTES

                                                         AS OF DECEMBER 31, 2007

       Value      Global Equity    Balanced       Income      Money Market
       Fund           Fund           Fund          Fund           Fund
--------------------------------------------------------------------------
    $68,048,630   $  81,864,029   $11,921,209   $45,974,057   $86,178,274
        415,655       4,051,911       461,119        73,910            --
--------------------------------------------------------------------------
     68,464,285      85,915,940    12,382,328    46,047,967    86,178,274
             --              --            --            --     1,834,222
             --             197            --            --            --
         45,548          66,957        40,659       405,262       175,105
             --          31,706            --            --            --
        219,035          93,991           144        14,779            --
         68,403              --        24,728            --            --
          4,019           5,789           836         3,183            --
         10,397          16,240         7,556         7,143        14,923
--------------------------------------------------------------------------
     68,811,687      86,130,820    12,456,251    46,478,334    88,202,524
             --              --         4,775        13,700         8,416
         82,429         112,820         1,941        53,208            --
        149,973         215,743        32,243        75,957        75,538
         30,104          32,360         4,658        17,529        32,373
         43,306          62,163         9,002        33,955            --
             --           3,900           390         2,233         3,409
         28,005          62,624         8,134        28,523        34,779
         12,134          23,396         5,944        15,101        23,834
--------------------------------------------------------------------------
        345,951         513,006        67,087       240,206       178,349
--------------------------------------------------------------------------
    $68,465,736   $  85,617,814   $12,389,164   $46,238,128   $88,024,175
--------------------------------------------------------------------------
--------------------------------------------------------------------------
    $58,891,553   $  84,151,183   $12,389,164   $46,238,128   $77,149,276
      3,937,598       3,727,457     1,013,281     4,682,002    77,280,350
    $     14.96   $       22.58   $     12.23   $      9.88   $      1.00
    $ 9,574,183   $     402,569            --            --   $10,874,899
        639,974          17,089            --            --    10,884,614
    $     14.96   $       23.56            --            --   $      1.00
             --   $   1,064,062            --            --            --
             --          46,216            --            --            --
             --   $       23.02            --            --            --
    $62,082,023   $ 175,156,065   $12,021,953   $51,967,386   $88,098,913
        (11,591)       (652,756)          418        22,709       (36,238)
     (2,896,456)   (108,419,007)     (208,874)   (6,566,769)      (38,500)
      9,291,760      19,533,512       575,667       814,802            --
--------------------------------------------------------------------------
    $68,465,736   $  85,617,814   $12,389,164   $46,238,128   $88,024,175
--------------------------------------------------------------------------
    $59,172,525   $  66,384,060   $11,806,661   $45,233,165   $86,178,274
             --             136            --            --            --

                                                             SEE FINANCIAL NOTES

STATEMENTS OF OPERATIONS (UNAUDITED)

                                              Core Growth    Emerging Growth    Small Cap Core
                                                 Fund             Fund           Growth Fund
----------------------------------------------------------------------------------------------
INVESMENT INCOME
Interest                                      $   209,681      $   126,237       $    56,144
Dividend (1)                                    1,289,534          304,495            40,520
----------------------------------------------------------------------------------------------
Total investment income                         1,499,215          430,732            96,664
EXPENSES
Investment management fees                        772,876          896,379           104,966
Administrative fees                               231,864          134,457            31,490
Distribution fees:
 Standard shares                                  312,435          219,243            52,483
 Administrative shares                              2,434            4,233                --
Shareholder service fees:
 Standard shares                                  316,484           50,149            10,184
 Institutional shares                                 367               55                --
 Administrative shares                                 36               46                --
Transfer agent expenses:
 Standard shares                                  297,067          242,631            59,314
 Institutional shares                               1,101              185                --
 Administrative shares                                550              441                --
Accounting expenses                                59,373           36,851             9,653
Custody expenses                                    5,703            3,619             1,781
Registration expenses                              20,128           17,466             8,707
Trustee expenses                                   29,521           17,857             4,064
Other expenses                                    103,994           66,424            14,701
----------------------------------------------------------------------------------------------
Total expenses before reimbursements or
 waivers                                        2,153,933        1,690,036           297,343
Reimbursements or waivers from adviser                 --               --                --
Reimbursements or waivers from distributor        (16,925)         (11,813)           (2,736)
----------------------------------------------------------------------------------------------
Net expenses                                    2,137,008        1,678,223           294,607
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/LOSS                    $  (637,793)     $(1,247,491)      $  (197,943)
REALIZED AND UNREALIZED GAINS/LOSSES ON
 INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
Realized gains/losses on investments and
 foreign currency transactions                $ 7,957,505      $ 9,746,411       $ 1,393,349
Change in unrealized
 appreciation/depreciation on investments
 and foreign currencies                         3,365,463       (8,566,601)       (1,269,018)
----------------------------------------------------------------------------------------------
Net realized and unrealized gains/losses on
 investments and foreign currencies            11,322,968        1,179,810           124,331
CHANGE IN NET ASSETS FROM OPERATIONS          $10,685,175      $   (67,681)      $   (73,612)

(1) Dividend income net of withholding taxes. For the six months ended December 31, 2007, withholding taxes for the Global Equity Fund were $2,178.

SEE FINANCIAL NOTES

                                      FOR THE SIX MONTHS ENDED DECEMBER 31, 2007

       Value      Global Equity   Balanced      Income     Money Market
       Fund           Fund          Fund         Fund          Fund
-----------------------------------------------------------------------
    $    62,472    $   87,277     $  89,952   $1,247,769    $2,239,210
        480,947       484,437        65,821           --            --
-----------------------------------------------------------------------
        543,419       571,714       155,773    1,247,769     2,239,210
        237,114       422,224        39,501      151,947       150,121
         50,810        63,334         9,116       35,065        64,338
         73,137       103,765        15,192       58,441            --
             --         1,279            --           --            --
         10,163        23,576         3,545       12,573        21,526
              2            26            --           --           183
             --            18            --           --            --
         71,620       133,537        13,853       52,875        85,434
             16           138            --           --           735
             --           505            --           --            --
         13,220        26,194         8,480       13,971        17,304
          1,746         4,340         2,507        2,940         5,446
         11,150        17,012         8,058        7,275        16,011
          6,280         8,099         1,164        4,642         8,139
         20,717        30,760         4,387       16,858        30,504
-----------------------------------------------------------------------
        495,975       834,807       105,803      356,587       399,741
        (73,994)           --       (26,157)          --            --
         (4,019)       (5,789)         (836)      (3,183)           --
-----------------------------------------------------------------------
        417,962       829,018        78,810      353,404       399,741
-----------------------------------------------------------------------
    $   125,457    $ (257,304)    $  76,963   $  894,365    $1,839,469
    $  (657,954)   $3,838,931     $(177,771)  $  170,667            --
       (761,648)      826,188        30,927    1,263,193            --
-----------------------------------------------------------------------
     (1,419,602)    4,665,119      (146,844)   1,433,860            --
    $(1,294,145)   $4,407,815     $ (69,881)  $2,328,225    $1,839,469

                                                             SEE FINANCIAL NOTES

STATEMENTS OF CHANGES
IN NET ASSETS

                                                      CORE GROWTH FUND            EMERGING GROWTH FUND
----------------------------------------------------------------------------------------------------------
                                                   For the                       For the
                                                  six months                    six months
                                                    ended         For the         ended         For the
                                                   12/31/07      year ended      12/31/07      year ended
                                                 (Unaudited)      06/30/07     (Unaudited)      06/30/07
----------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/loss                       $   (637,793)  $     59,356   $ (1,247,491)  $ (1,249,526)
Realized gains/losses on investments and
 foreign currency transations                       7,957,505     22,954,092      9,746,411     18,114,469
Change in unrealized appreciation/depreciation
 on investments and forieign currencies             3,365,463      9,443,863     (8,566,601)     5,259,708
----------------------------------------------------------------------------------------------------------
Change in net assets from operations               10,685,175     32,457,311        (67,681)    22,124,651
Dividends to Shareholders:
 From net investment income:
   Standard Shares                                         --             --             --             --
   Institutional Shares                                    --       (267,821)            --             --
   Administrative Shares                                   --         (3,435)            --             --
 From net realized gains on investments:
   Standard Shares                                 (2,433,283)            --             --             --
   Institutional Shares                              (744,593)            --             --             --
   Administrative Shares                              (18,711)            --             --             --
----------------------------------------------------------------------------------------------------------
Total dividends                                    (3,196,587)      (271,256)            --             --
Change in net assets from capital transactions      3,236,670    (46,703,158)    (8,592,595)   (16,568,980)
CHANGE IN NET ASSETS                             $ 10,725,258   $(14,517,103)  $ (8,660,276)  $  5,555,671
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period                              $300,570,819   $315,087,922   $182,229,389   $176,673,718
End of period                                    $311,296,077   $300,570,819   $173,569,113   $182,229,389
----------------------------------------------------------------------------------------------------------
Accumulated (distributions in excess of) net
 investment income/loss                          $   (637,793)            --   $ (1,247,491)            --
----------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
Standard Shares
 Proceeds from shares issued                     $  5,381,164   $ 11,987,796   $  8,203,672   $ 17,850,867
 Dividends reinvested                               2,375,443             --             --             --
 Cost of shares redeemed                          (18,636,121)   (58,212,483)   (15,489,481)   (32,484,880)
                                                    ------------------------------------------------------
 Net change                                       (10,879,514)   (46,224,687)    (7,285,809)   (14,634,013)
                                                    ------------------------------------------------------
Institutional Shares
 Proceeds from shares issued                     $ 36,407,896   $ 22,907,918   $     52,475   $    110,287
 Dividends reinvested                                 728,853        260,617             --             --
 Cost of shares redeemed                          (23,059,760)   (23,655,264)       (40,833)      (568,881)
                                                    ------------------------------------------------------
 Net change                                        14,076,989       (486,729)        11,642       (458,594)
                                                    ------------------------------------------------------
Administrative Shares
 Proceeds from shares issued                     $    117,700   $    295,116   $    158,322   $    432,065
 Dividends reinvested                                  18,711          3,435             --             --
 Cost of shares redeemed                              (97,216)      (290,293)    (1,476,750)    (1,908,438)
                                                    ------------------------------------------------------
 Net change                                            39,195          8,258     (1,318,428)    (1,476,373)
                                                    ------------------------------------------------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS   $  3,236,670   $(46,703,158)  $ (8,592,595)  $(16,568,980)
----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Standard Shares
 Issued                                               232,423        570,483        439,730      1,041,779
 Reinvested                                           100,399             --             --             --
 Redeemed                                            (801,309)    (2,762,464)      (832,875)    (1,896,311)
                                                    ------------------------------------------------------
 Net change                                          (468,487)    (2,191,981)      (393,145)      (854,532)
                                                    ------------------------------------------------------
Institutional Shares
 Issued                                             1,853,305      1,265,704          2,639          6,012
 Reinvested                                            36,571         14,850             --             --
 Redeemed                                          (1,188,546)    (1,335,466)        (2,026)       (32,123)
                                                    ------------------------------------------------------
 Net change                                           701,330        (54,912)           613        (26,111)
                                                    ------------------------------------------------------
Administrative Shares
 Issued                                                 4,894         13,711          8,248         24,460
 Reinvested                                               767            160             --             --
 Redeemed                                              (4,004)       (13,525)       (75,005)      (106,436)
                                                    ------------------------------------------------------
 Net change                                             1,657            346        (66,757)       (81,976)
                                                    ------------------------------------------------------
CHANGE IN SHARES FROM SHARE TRANSACTIONS              234,500     (2,246,547)      (459,289)      (962,619)
----------------------------------------------------------------------------------------------------------

SEE FINANCIAL NOTES

  SMALL CAP CORE GROWTH FUND             VALUE FUND
-----------------------------------------------------------
      For the                      For the
    six months                   six months
       ended      For the year      ended      For the year
     12/31/07        ended        12/31/07        ended
    (Unaudited)     06/30/07     (Unaudited)     06/30/07
-----------------------------------------------------------
    $  (197,943)  $  (257,733)   $   125,457   $   212,668
      1,393,349     2,559,643       (657,954)    4,566,736
     (1,269,018)    3,014,717       (761,648)    4,599,628
-----------------------------------------------------------
        (73,612)    5,316,627     (1,294,145)    9,379,032
             --            --       (156,728)     (156,486)
             --            --        (57,933)      (32,960)
             --            --             --            --
     (3,299,694)   (1,113,792)            --            --
             --            --             --            --
             --            --             --            --
-----------------------------------------------------------
     (3,299,694)   (1,113,792)      (214,661)     (189,446)
      1,646,537      (282,388)     5,804,169    16,463,300
    $(1,726,769)  $ 3,920,447    $ 4,295,363   $25,652,886
-----------------------------------------------------------
-----------------------------------------------------------
    $41,830,389   $37,909,942    $64,170,373   $38,517,487
    $40,103,620   $41,830,389    $68,465,736   $64,170,373
-----------------------------------------------------------
    $  (197,943)           --    $   (11,591)  $    77,613
-----------------------------------------------------------
    $ 4,055,734   $ 8,206,292    $ 9,097,043   $23,089,245
      3,133,672     1,065,027        149,751       147,501
     (5,542,869)   (9,553,707)    (5,400,558)   (7,879,983)
-----------------------------------------------------------
      1,646,537      (282,388)     3,846,236    15,356,763
-----------------------------------------------------------
             --            --    $ 1,900,000   $ 1,073,577
             --            --         57,933        32,960
             --            --             --            --
-----------------------------------------------------------
             --            --      1,957,933     1,106,537
-----------------------------------------------------------
             --            --             --            --
             --            --             --            --
             --            --             --            --
-----------------------------------------------------------
             --            --             --            --
-----------------------------------------------------------
    $ 1,646,537   $  (282,388)   $ 5,804,169   $16,463,300
-----------------------------------------------------------
        295,150       659,884        603,432     1,635,323
        243,676        86,799          9,885        10,528
       (403,503)     (760,894)      (357,463)     (561,158)
-----------------------------------------------------------
        135,323       (14,211)       255,854     1,084,693
-----------------------------------------------------------
             --            --        128,640        77,788
             --            --          3,824         2,354
             --            --             --            --
-----------------------------------------------------------
             --            --        132,464        80,142
-----------------------------------------------------------
             --            --             --            --
             --            --             --            --
             --            --             --            --
-----------------------------------------------------------
             --            --             --            --
-----------------------------------------------------------
        135,323       (14,211)       388,318     1,164,835
-----------------------------------------------------------

                                                             SEE FINANCIAL NOTES

STATEMENTS OF CHANGES
IN NET ASSETS

                                                     GLOBAL EQUITY FUND               BALANCED FUND
----------------------------------------------------------------------------------------------------------
                                                   For the                       For the
                                                  six months                    six months
                                                    ended         For the         ended         For the
                                                   12/31/07      year ended      12/31/07      year ended
                                                 (Unaudited)      06/30/07     (Unaudited)      06/30/07
----------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/loss                       $   (257,304)  $    130,311   $     76,963   $    166,111
Realized gains/losses on investments and
 foreign currency transactions                      3,838,931      8,768,100       (177,771)       861,077
Change in unrealized appreciation/depreciation
 on investments and foreign currencies                826,188      3,906,892         30,927        256,234
----------------------------------------------------------------------------------------------------------
Change in net assets from operations                4,407,815     12,805,303        (69,881)     1,283,422
Dividends to Shareholders:
 From net investment income:
   Standard Shares                                    (37,679)            --        (76,033)      (165,712)
   Institutional Shares                                (2,273)            --             --             --
   Administrative Shares                               (3,243)            --             --             --
 From net realized gains on investments:
   Standard Shares                                         --             --       (868,662)      (160,217)
----------------------------------------------------------------------------------------------------------
Total dividends                                       (43,195)            --       (944,695)      (325,929)
Change in net assets from capital transactions     (1,871,454)   (11,239,914)     1,603,205       (237,534)
CHANGE IN NET ASSETS                             $  2,493,166   $  1,565,389   $    588,629   $    719,959
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period                              $ 83,124,648   $ 81,559,259   $ 11,800,535   $ 11,080,576
End of period                                    $ 85,617,814   $ 83,124,648   $ 12,389,164   $ 11,800,535
----------------------------------------------------------------------------------------------------------
Accumulated (distributions in excess of) net
 investment income/loss                          $   (652,756)  $   (352,257)  $        418   $       (512)
----------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
Standard Shares
 Proceeds from shares issued                     $  4,262,386   $  8,295,007   $  1,231,525   $  1,839,305
 Dividends reinvested                                  35,823             --        924,565        303,088
 Cost of shares redeemed                           (6,192,070)   (18,526,500)      (552,885)    (2,379,927)
                                                    ------------------------------------------------------
 Net change                                        (1,893,861)   (10,231,493)     1,603,205       (237,534)
                                                    ------------------------------------------------------
Institutional Shares
 Proceeds from shares issued                     $         --   $     10,408             --             --
 Dividends reinvested                                       6             --             --             --
 Cost of shares redeemed                              (30,471)      (410,482)            --             --
                                                    ------------------------------------------------------
 Net change                                           (30,465)      (400,074)            --             --
                                                    ------------------------------------------------------
Administrative Shares
 Proceeds from shares issued                     $     89,429   $    188,720             --             --
 Dividends reinvested                                   3,243             --             --             --
 Cost of shares redeemed                              (39,800)      (797,067)            --             --
                                                    ------------------------------------------------------
 Net change                                            52,872       (608,347)            --             --
                                                    ------------------------------------------------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS   $ (1,871,454)  $(11,239,914)  $  1,603,205   $   (237,534)
----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Standard Shares
 Issued                                               194,682        423,164         93,384        145,765
 Reinvested                                             1,589             --         74,640         23,875
 Redeemed                                            (283,061)      (943,976)       (42,124)      (187,256)
                                                    ------------------------------------------------------
 Net change                                           (86,790)      (520,812)       125,900        (17,616)
                                                    ------------------------------------------------------
Institutional Shares
 Issued                                                    --            494             --             --
 Reinvested                                                --             --             --             --
 Redeemed                                              (1,387)       (20,506)            --             --
                                                    ------------------------------------------------------
 Net change                                            (1,387)       (20,012)            --             --
                                                    ------------------------------------------------------
Administrative Shares
 Issued                                                 3,987          9,461             --             --
 Reinvested                                               141             --             --             --
 Redeemed                                              (1,810)       (39,819)            --             --
                                                    ------------------------------------------------------
 Net change                                             2,318        (30,358)            --             --
                                                    ------------------------------------------------------
CHANGE IN SHARES FROM SHARE TRANSACTIONS              (85,859)      (571,182)       125,900        (17,616)
----------------------------------------------------------------------------------------------------------

SEE FINANCIAL NOTES

         INCOME FUND                 MONEY MARKET FUND
-----------------------------------------------------------
      For the                      For the
    six months                   six months
       ended      For the year      ended      For the year
     12/31/07        ended        12/31/07        ended
    (Unaudited)     06/30/07     (Unaudited)     06/30/07
-----------------------------------------------------------
    $   894,365   $ 1,936,277    $ 1,839,469   $ 3,790,387
        170,667        66,811             --            96
      1,263,193       290,021             --            --
-----------------------------------------------------------
      2,328,225     2,293,109      1,839,469     3,790,483
       (877,100)   (1,880,480)    (1,636,324)   (3,307,059)
             --            --       (241,133)     (482,567)
             --            --             --            --
             --            --             --            --
-----------------------------------------------------------
       (877,100)   (1,880,480)    (1,877,457)   (3,789,626)
     (1,978,449)   (3,967,851)     5,530,119    (1,629,502)
    $  (527,324)  $(3,555,222)   $ 5,492,131   $(1,628,645)
-----------------------------------------------------------
-----------------------------------------------------------
    $46,765,452   $50,320,674    $82,532,044   $84,160,689
    $46,238,128   $46,765,452    $88,024,175   $82,532,044
-----------------------------------------------------------
    $    22,709   $     5,444    $   (36,238)  $     1,750
-----------------------------------------------------------
    $ 2,132,273   $ 5,138,791    $34,665,310   $65,280,521
        797,712     1,711,712      1,584,475     3,201,732
     (4,908,434)  (10,818,354)   (32,082,871)  (69,727,223)
-----------------------------------------------------------
     (1,978,449)   (3,967,851)     4,166,914    (1,244,970)
-----------------------------------------------------------
             --            --    $ 2,723,068   $ 4,849,568
             --            --        240,550       481,559
             --            --     (1,600,413)   (5,715,659)
-----------------------------------------------------------
             --            --      1,363,205      (384,532)
-----------------------------------------------------------
             --            --             --            --
             --            --             --            --
             --            --             --            --
-----------------------------------------------------------
             --            --             --            --
-----------------------------------------------------------
    $(1,978,449)  $(3,967,851)   $ 5,530,119   $(1,629,502)
-----------------------------------------------------------
        219,472       529,874     34,665,310    65,280,521
         81,795       176,434      1,584,475     3,201,732
       (505,982)   (1,112,958)   (32,082,871)  (69,727,223)
-----------------------------------------------------------
       (204,715)     (406,650)     4,166,914    (1,244,970)
-----------------------------------------------------------
             --            --      2,723,068     4,849,568
             --            --        240,550       481,559
             --            --     (1,600,413)   (5,715,659)
-----------------------------------------------------------
             --            --      1,363,205      (384,532)
-----------------------------------------------------------
             --            --             --            --
             --            --             --            --
             --            --             --            --
-----------------------------------------------------------
             --            --             --            --
-----------------------------------------------------------
       (204,715)     (406,650)     5,530,119    (1,629,502)
-----------------------------------------------------------

                                                             SEE FINANCIAL NOTES

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA                                               INVESTMENT ACTIVITIES             DIVIDENDS
------------------------------------------------------------------------------------------------------------------
                                                Net asset                  Net realized
                                                 value,         Net       and unrealized   Total from    From net
                                                beginning   investment     gains/losses    investment   investment
                                                of period   income/loss   on investments   operations     income
------------------------------------------------------------------------------------------------------------------
CORE GROWTH FUND
STANDARD SHARES
------------------------------------------------------------------------------------------------------------------
Six months ended December 31, 2007 (Unaudited)   $22.77        (0.07)           0.89           0.82          --
Year ended June 30, 2007                          20.41        (0.02)           2.38           2.36          --
Year ended June 30, 2006                          19.72        (0.09)           0.78           0.69          --
Year ended June 30, 2005                          18.10        (0.06)           1.68           1.62          --
Year ended June 30, 2004                          16.44        (0.12)           1.78           1.66          --
Year ended June 30, 2003                          16.73        (0.04)          (0.25)         (0.29)         --
INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------
Six months ended December 31, 2007 (Unaudited)   $19.15         0.02            0.74           0.76          --
Year ended June 30, 2007                          17.15         0.12            2.00           2.12       (0.12)
Year ended June 30, 2006                          16.45         0.06            0.64           0.70          --
Year ended June 30, 2005                          14.99         0.07            1.39           1.46          --
Year ended June 30, 2004                          13.52         0.01            1.46           1.47          --
Year ended June 30, 2003                          13.66         0.05           (0.19)         (0.14)         --
ADMINISTRATIVE SHARES
------------------------------------------------------------------------------------------------------------------
Six months ended December 31, 2007 (Unaudited)   $23.44        (0.01)           0.90           0.89          --
Year ended June 30, 2007                          20.96         0.06            2.46           2.52       (0.04)
Year ended June 30, 2006                          20.17        --(3)            0.79           0.79          --
Year ended June 30, 2005                          18.44         0.02            1.71           1.73          --
Year ended June 30, 2004                          16.68        (0.08)           1.84           1.76          --
Year ended June 30, 2003                          16.91         0.01           (0.24)         (0.23)         --
------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND
STANDARD SHARES
------------------------------------------------------------------------------------------------------------------
Six months ended December 31, 2007 (Unaudited)   $18.58        (0.13)           0.12          (0.01)         --
Year ended June 30, 2007                          16.40        (0.12)(4)        2.30           2.18          --
Year ended June 30, 2006                          14.10        (0.20)(4)        2.50           2.30          --
Year ended June 30, 2005                          13.01        (0.18)(4)        1.27           1.09          --
Year ended June 30, 2004                          10.96        (0.20)           2.25           2.05          --
Year ended June 30, 2003                          11.82        (0.17)          (0.69)         (0.86)         --
INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------
Six months ended December 31, 2007 (Unaudited)   $19.48        (0.09)           0.13           0.04          --
Year ended June 30, 2007                          17.11        (0.05)(4)        2.42           2.37          --
Year ended June 30, 2006                          14.62        (0.12)(4)        2.61           2.49          --
Year ended June 30, 2005                          13.41        (0.10)(4)        1.31           1.21          --
Year ended June 30, 2004                          11.23        (0.15)           2.33           2.18          --
Year ended June 30, 2003                          12.02        (0.10)          (0.69)         (0.79)         --
ADMINISTRATIVE SHARES
------------------------------------------------------------------------------------------------------------------
Six months ended December 31, 2007 (Unaudited)   $19.06        (0.12)           0.14           0.02          --
Year ended June 30, 2007                          16.77        (0.07)(4)        2.36           2.29          --
Year ended June 30, 2006                          14.37        (0.16)(4)        2.56           2.40          --
Year ended June 30, 2005                          13.22        (0.14)(4)        1.29           1.15          --
Year ended June 30, 2004                          11.11        (0.14)           2.25           2.11          --
Year ended June 30, 2003                          11.92        (0.10)          (0.71)         (0.81)         --
------------------------------------------------------------------------------------------------------------------
(1) Not Annualized.
(2) Annualized.
(3) Less than $0.005 per share.
(4) Based on average shares outstanding.

SEE FINANCIAL NOTES

    TO SHAREHOLDERS                                                   RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
                                                                         Net           Ratio of
      From                                 Net asset                   assets,        expenses to
      net         Total                      value,     Total          end of         average net
    realized   dividends to   Redemption      end       return         period       assets, net of
     gains     shareholders      fee       of period     (%)         ($ X 1,000)   reimbursement (%)
----------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     (0.23)       (0.23)          --         $23.36       3.60(1)     $245,189           1.52(2)
        --           --           --          22.77      11.56         249,707           1.52
        --           --           --          20.41       3.50         268,593           1.52
        --           --           --          19.72       8.95         278,940           1.55
        --           --           --          18.10      10.10         290,352           1.50
        --           --           --          16.44      (1.73)        285,339           1.37
------------------------------------------------------------------------------------------------------------------------------------
     (0.23)       (0.23)          --         $19.68       3.97(1)     $ 64,151           0.80(2)
        --        (0.12)          --          19.15      12.39          49,001           0.79
        --           --           --          17.15       4.26          44,836           0.80
        --           --           --          16.45       9.74          43,083           0.80
        --           --           --          14.99      10.96          52,842           0.77
        --           --           --          13.52      (1.02)         63,571           0.69
------------------------------------------------------------------------------------------------------------------------------------
     (0.23)       (0.23)          --         $24.10       3.80(1)     $  1,955           1.09(2)
        --        (0.04)          --          23.44      12.06           1,863           1.10
        --           --           --          20.96       3.92           1,659           1.12
        --           --           --          20.17       9.38           1,667           1.14
        --           --           --          18.44      10.55           1,635           1.11
        --           --           --          16.68      (1.36)          2,426           1.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
        --           --           --         $18.57      (0.05)(1)    $170,111           1.88(2)
        --           --           --          18.58      13.29         177,514           1.88
        --           --           --          16.40      16.31         170,704           1.90
        --           --           --          14.10       8.38         157,963           1.96
        --           --           --          13.01      18.70         165,782           1.93
        --           --           --          10.96      (7.28)        157,911           1.95
------------------------------------------------------------------------------------------------------------------------------------
        --           --           --         $19.52       0.21(1)     $    528           1.41(2)
        --           --           --          19.48      13.85             515           1.38
        --           --           --          17.11      17.03             899           1.35
        --           --           --          14.62       9.02           2,633           1.33
        --           --           --          13.41      19.41           3,534           1.30
        --           --           --          11.23      (6.57)          5,379           1.25
------------------------------------------------------------------------------------------------------------------------------------
        --           --           --         $19.08       0.10(1)     $  2,931           1.58(2)
        --           --           --          19.06      13.66           4,200           1.57
        --           --           --          16.77      16.70           5,071           1.60
        --           --           --          14.37       8.70           5,270           1.64
        --           --           --          13.22      18.99          11,584           1.60
        --           --           --          11.11      (6.80)          8,561           1.51
------------------------------------------------------------------------------------------------------------------------------------

              RATIOS AND SUPPLEMENTAL DATA
---  ----------------------------------------------
      Ratio of net        Ratio of
       investment        expenses to
      income/loss        average net      Portfolio
     to average net   assets, prior to    turnover
       assets (%)     reimbursement (%)   rate (%)
---
         (0.55)(2)          1.54(2)         16.73(1)
         (0.08)             1.52           153.08
         (0.43)             1.52           101.35
         (0.32)             1.55           101.34
         (0.65)             1.52           228.43
         (0.28)             1.53           183.75
---
          0.18(2)           0.80(2)         16.73(1)
          0.62              0.79           153.08
          0.30              0.80           101.35
          0.42              0.80           101.34
          0.08              0.79           228.43
          0.36              0.76           183.75
---
         (0.12)(2)          1.10(2)         16.73(1)
          0.32              1.10           153.08
         (0.02)             1.12           101.35
          0.09              1.14           101.34
         (0.27)             1.13           228.43
          0.09              1.06           183.75
---
---
         (1.40)(2)          1.90(2)         31.23(1)
         (0.72)             1.88            47.54
         (1.30)             1.90            60.19
         (1.39)             1.96           109.56
         (1.47)             1.94           151.80
         (1.56)             1.97           315.89
---
         (0.92)(2)          1.41(2)         31.23(1)
         (0.29)             1.38            47.54
         (0.77)             1.35            60.19
         (0.76)             1.33           109.56
         (0.85)             1.31           151.80
         (0.86)             1.28           315.89
---
         (1.10)(2)          1.59(2)         31.23(1)
         (0.39)             1.57            47.54
         (1.00)             1.60            60.19
         (1.08)             1.64           109.56
         (1.13)             1.62           151.80
         (1.13)             1.54           315.89
---

                                                             SEE FINANCIAL NOTES

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA                                                   INVESTMENT ACTIVITIES                 DIVIDENDS
--------------------------------------------------------------------------------------------------------------------------
                                                                               Net realized
                                                Net asset                     and unrealized
                                                 value,         Net            gains/losses        Total from    From net
                                                beginning   investment        on investments       investment   investment
                                                of period   income/loss   and foreign currencies   operations     income
--------------------------------------------------------------------------------------------------------------------------
SMALL CAP CORE GROWTH FUND
STANDARD SHARES
--------------------------------------------------------------------------------------------------------------------------
Six months ended December 31, 2007 (Unaudited)   $13.84        (0.06)               0.04              (0.02)         --
Year ended June 30, 2007                          12.48        (0.09)               1.82               1.73          --
Year ended June 30, 2006                          11.00        (0.09)               1.57               1.48          --
Year ended June 30, 2005                          10.84        (0.11)               0.77               0.66          --
Year ended June 30, 2004                           8.67        (0.13)               2.30               2.17          --
Year ended June 30, 2003                           9.18        (0.09)              (0.42)             (0.51)         --
--------------------------------------------------------------------------------------------------------------------------
VALUE FUND
STANDARD SHARES
--------------------------------------------------------------------------------------------------------------------------
Six months ended December 31, 2007 (Unaudited)   $15.31         0.03               (0.34)             (0.31)      (0.04)
Year ended June 30, 2007                          12.74         0.04                2.58               2.62       (0.05)
Year ended June 30, 2006                          11.60         0.02                1.12               1.14          --
Year ended June 30, 2005                          10.51        (0.01)               1.10               1.09          --
Year ended June 30, 2004                           8.64        (0.02)               1.89               1.87          --
Year ended June 30, 2003                           8.74        (0.05)              (0.05)             (0.10)         --
INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------------
Six months ended December 31, 2007 (Unaudited)   $15.34         0.04               (0.33)             (0.29)      (0.09)
Year ended June 30, 2007                          12.72         0.10                2.59               2.69       (0.07)
For the period ended June 30, 2006(4)             12.81         0.02               (0.11)             (0.09)         --
--------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUND
STANDARD SHARES
--------------------------------------------------------------------------------------------------------------------------
Six months ended December 31, 2007 (Unaudited)   $21.43        (0.07)(1)            1.23               1.16       (0.01)
Year ended June 30, 2007                          18.33         0.03(1)             3.07               3.10          --
Year ended June 30, 2006                          15.86        (0.01)(1)            2.48               2.47          --
Year ended June 30, 2005                          15.18         0.02(1)             0.66               0.68          --
Year ended June 30, 2004                          13.39        (0.10)(1)            1.89               1.79          --
Year ended June 30, 2003                          14.22        (0.03)(1)           (0.82)             (0.85)         --
INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------------
Six months ended December 31, 2007 (Unaudited)   $22.42        (0.01)(1)            1.28               1.27       (0.13)
Year ended June 30, 2007                          19.05         0.13(1)             3.24               3.37          --
Year ended June 30, 2006                          16.39         0.07(1)             2.59               2.66          --
Year ended June 30, 2005                          15.58         0.12(1)             0.69               0.81          --
Year ended June 30, 2004                          13.65         0.04(1)             1.89               1.93          --
Year ended June 30, 2003                          14.40         0.05(1)            (0.82)             (0.77)         --
ADMINISTRATIVE SHARES
--------------------------------------------------------------------------------------------------------------------------
Six months ended December 31, 2007 (Unaudited)   $21.88        (0.04)(1)            1.25               1.21       (0.07)
Year ended June 30, 2007                          18.66         0.06(1)             3.16               3.22          --
Year ended June 30, 2006                          16.11         0.04(1)             2.51               2.55          --
Year ended June 30, 2005                          15.36         0.06(1)             0.69               0.75          --
Year ended June 30, 2004                          13.51        (0.02)(1)            1.87               1.85          --
Year ended June 30, 2003                          14.30         0.01(1)            (0.82)             (0.81)         --
--------------------------------------------------------------------------------------------------------------------------
(1) Based on average shares outstanding.
(2) Not annualized.
(3) Annualized.
(4) For the period March 31, 2006, commencement of operations, to June 30, 2006.
(5) Less than $0.005 per share.

SEE FINANCIAL NOTES

    TO SHAREHOLDERS                                                            RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
                                                                         Net           Ratio of         Ratio of net
      From                                 Net asset                   assets,        expenses to        investment
      net         Total                      value,     Total          end of         average net       income/loss
    realized   dividends to   Redemption      end       return         period       assets, net of     to average net
     gains     shareholders    fee (1)     of period     (%)         ($ X 1,000)   reimbursement (%)     assets (%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     (1.12)       (1.12)           --        $12.70      (0.24)(2)    $ 40,104           1.41(3)           (0.95)(3)
     (0.37)       (0.37)           --         13.84      14.22          41,830           1.42              (0.67)
        --           --            --         12.48      13.45          37,910           1.44              (0.83)
     (0.50)       (0.50)           --         11.00       6.21          30,059           1.51              (1.07)
        --           --            --         10.84      25.03          29,701           1.53              (1.37)
        --           --            --          8.67      (5.56)         17,821           1.45              (1.12)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        --        (0.04)           --        $14.96      (2.09)(2)    $ 58,892           1.29(3)            0.32(3)
        --        (0.05)           --         15.31      20.63          56,385           1.29               0.37
        --           --            --         12.74       9.83          33,081           1.29               0.15
        --           --            --         11.60      10.37          27,791           1.70              (0.11)
        --           --            --         10.51      21.64          23,871           1.78              (0.23)
        --           --            --          8.64      (1.14)         16,226           1.90              (0.62)
---------------------------------------------------------------------------------------------------------------------
        --        (0.09)           --        $14.96      (1.89)(2)    $  9,574           0.90(3)            0.72(3)
        --        (0.07)           --         15.34      21.16           7,785           0.90               0.78
        --           --            --         12.72      (0.70)(2)       5,436           0.90(3)            0.64(3)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        --        (0.01)           --(5)     $22.58       5.41(2)     $ 84,151           1.97(3)           (0.62)(3)
        --           --            --(5)      21.43      16.91          81,750           1.98               0.15
        --           --            --(5)      18.33      15.57          79,441           2.01              (0.06)
        --           --            --(5)      15.86       4.48          80,384           2.05               0.13
        --           --            --(5)      15.18      13.37          95,625           2.01              (0.60)
        --           --          0.02         13.39      (5.84)        101,846           1.91              (0.26)
---------------------------------------------------------------------------------------------------------------------
        --        (0.13)           --(5)     $23.56       5.68(2)     $    403           1.44(3)           (0.09)(3)
        --           --            --(5)      22.42      17.69             414           1.39               0.65
        --           --            --(5)      19.05      16.23             733           1.40               0.38
        --           --            --(5)      16.39       5.20           2,891           1.39               0.75
        --           --            --(5)      15.58      14.14           5,244           1.37               0.25
        --           --          0.02         13.65      (5.21)          6,688           1.26               0.42
---------------------------------------------------------------------------------------------------------------------
        --        (0.07)           --(5)     $23.02       5.54(2)     $  1,064           1.70(3)           (0.34)(3)
        --           --            --(5)      21.88      17.26             961           1.71               0.28
        --           --            --(5)      18.66      15.83           1,385           1.73               0.20
        --           --            --(5)      16.11       4.88           1,566           1.73               0.40
        --           --            --(5)      15.36      13.69           2,142           1.71              (0.11)
        --           --          0.02         13.51      (5.52)          2,059           1.59               0.11
---------------------------------------------------------------------------------------------------------------------

     RATIOS AND SUPPLEMENTAL DATA
---  -----------------------------
         Ratio of
        expenses to
        average net      Portfolio
     assets, prior to    turnover
     reimbursement (%)   rate (%)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
           1.42(3)         40.43(2)
           1.42            53.78
           1.44            96.80
           1.51           120.89
           1.53           207.80
           1.58           349.79
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
           1.53(3)         28.16(2)
           1.61            40.28
           1.62            58.32
           1.70           172.95
           1.78           130.18
           1.90           209.72
---------------------------------------------------------------------------------------------------------------------
           1.09(3)         28.16(2)
           1.14            40.28
           1.26(3)         58.32(2)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
           1.99(3)         21.13(2)
           1.98            58.74
           2.01            36.77
           2.05            80.36
           2.01            49.16
           1.91            42.05
---------------------------------------------------------------------------------------------------------------------
           1.44(3)         21.13(2)
           1.39            58.74
           1.40            36.77
           1.39            80.36
           1.37            49.16
           1.26            42.05
---------------------------------------------------------------------------------------------------------------------
           1.71(3)         21.13(2)
           1.71            58.74
           1.73            36.77
           1.73            80.36
           1.71            49.16
           1.59            42.05
---------------------------------------------------------------------------------------------------------------------

                                                             SEE FINANCIAL NOTES

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA                                      INVESTMENT ACTIVITIES             DIVIDENDS
---------------------------------------------------------------------------------------------------------
                                       Net asset                  Net realized
                                        value,         Net       and unrealized   Total from    From net
                                       beginning   investment     gains/losses    investment   investment
                                       of period   income/loss   on investments   operations     income
---------------------------------------------------------------------------------------------------------
BALANCED FUND
STANDARD SHARES
---------------------------------------------------------------------------------------------------------
Six months ended December 31, 2007
 (Unaudited)                            $13.30         0.08          (0.14)         (0.06)       (0.08)
Year ended June 30, 2007                 12.24         0.19           1.24           1.43        (0.19)
Year ended June 30, 2006                 11.87         0.13           0.37           0.50        (0.13)
Year ended June 30, 2005                 11.35         0.12           0.75           0.87        (0.12)
Year ended June 30, 2004                 10.47         0.06           1.12           1.18        (0.06)
Period ended June 30, 2003(4)            10.00         0.02           0.47           0.49        (0.02)
---------------------------------------------------------------------------------------------------------
INCOME FUND
STANDARD SHARES
---------------------------------------------------------------------------------------------------------
Six months ended December 31, 2007
 (Unaudited)                            $ 9.57         0.19           0.31           0.50        (0.19)
Year ended June 30, 2007                  9.51         0.39           0.05           0.44        (0.38)
Year ended June 30, 2006                 10.00         0.32          (0.48)         (0.16)       (0.33)
Year ended June 30, 2005                  9.86         0.37           0.15           0.52        (0.38)
Year ended June 30, 2004                 10.28         0.34          (0.40)         (0.06)       (0.36)
Year ended June 30, 2003                  9.62         0.37           0.69           1.06        (0.40)
---------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
STANDARD SHARES
---------------------------------------------------------------------------------------------------------
Six months ended December 31, 2007
 (Unaudited)                            $ 1.00         0.02             --           0.02        (0.02)
Year ended June 30, 2007                  1.00         0.04             --           0.04        (0.04)
Year ended June 30, 2006                  1.00         0.03             --           0.03        (0.03)
Year ended June 30, 2005                  1.00         0.01             --           0.01        (0.01)
Year ended June 30, 2004                  1.00           --(3)          --             --(3)        --(3)
Year ended June 30, 2003                  1.00         0.01             --           0.01        (0.01)
INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------
Six months ended December 31, 2007
 (Unaudited)                            $ 1.00         0.02             --           0.02        (0.02)
Year ended June 30, 2007                  1.00         0.05             --           0.05        (0.05)
Year ended June 30, 2006                  1.00         0.04             --           0.04        (0.04)
Year ended June 30, 2005                  1.00         0.02             --           0.02        (0.02)
Year ended June 30, 2004                  1.00           --(3)          --             --(3)        --(3)
Year ended June 30, 2003                  1.00         0.01             --           0.01        (0.01)
---------------------------------------------------------------------------------------------------------
(1) Not Annualized.
(2) Annualized.
(3) Less than $0.005 per share.
(4) For the period December 20, 2002, commencement of operations, to June 30, 2003.

SEE FINANCIAL NOTES

TO SHAREHOLDERS                                                              RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
                                                                       Net             Ratio of         Ratio of net
      From                                 Net asset                 assets,          expenses to        investment
      net         Total                      value,     Total        end of           average net       income/loss
    realized   dividends to   Redemption      end       return       period         assets, net of     to average net
     gains     shareholders      fee       of period     (%)       ($ x 1,000)     reimbursement (%)     assets (%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     (0.93)        (1.01)         --         $12.23      (0.52)(1)    $ 12,389            1.30(2)           1.27(2)
     (0.18)        (0.37)         --          13.30      11.81        11,801              1.30              1.45
        --         (0.13)         --          12.24       4.17        11,081              1.30              1.10
     (0.23)        (0.35)         --          11.87       7.76         5,491              1.30              1.07
     (0.24)        (0.30)         --          11.35      11.31         2,804              1.30              0.60
        --         (0.02)         --          10.47       4.87(1)       1,061             1.30(2)           0.41(2)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        --         (0.19)         --         $ 9.88       5.21(1)    $ 46,238             1.52(2)           3.84(2)
        --         (0.38)         --           9.57       4.60        46,765              1.48              3.97
        --         (0.33)         --           9.51      (1.66)       50,321              1.49              3.28
        --         (0.38)         --          10.00       5.34        56,597              1.48              3.66
        --         (0.36)         --           9.86      (0.63)       59,562              1.45              3.28
        --         (0.40)         --          10.28      11.28        69,137              1.37              3.80
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        --         (0.02)         --         $ 1.00       2.21(1)    $ 77,149             0.97(2)           4.27(2)
        --         (0.04)         --           1.00       4.45        73,016              0.95              4.37
        --         (0.03)         --           1.00       3.27        74,260              0.98              3.22
        --         (0.01)         --           1.00       1.21        76,724              1.00              1.19
        --            --(3)       --           1.00       0.10        83,231              0.98              0.10
        --         (0.01)         --           1.00       0.65       104,641              0.93              0.65
---------------------------------------------------------------------------------------------------------------------
        --         (0.02)         --         $ 1.00       2.34(1)    $ 10,875             0.70(2)           4.53(2)
        --         (0.05)         --           1.00       4.72         9,516              0.69              4.63
        --         (0.04)         --           1.00       3.57         9,901              0.69              3.48
        --         (0.02)         --           1.00       1.53        12,763              0.68              1.55
        --            --(3)       --           1.00       0.41        11,011              0.67              0.41
        --         (0.01)         --           1.00       0.95        10,892              0.63              0.98
---------------------------------------------------------------------------------------------------------------------

TO   RATIOS AND SUPPLEMENTAL DATA
---  -----------------------------
         Ratio of
        expenses to
        average net      Portfolio
     assets, prior to    turnover
     reimbursement (%)   rate (%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
            1.75(2)        24.73(1)
            1.76           99.86
            1.80           89.13
            2.33          109.56
            4.30           98.20
           16.73(2)       140.42(1)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
            1.53(2)        51.67(1)
            1.48          225.80
            1.49          490.92
            1.48          111.76
            1.45           64.37
            1.37          195.73
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
            0.97(2)          N/A
            0.95             N/A
            0.98             N/A
            1.00             N/A
            0.98             N/A
            0.93             N/A
---------------------------------------------------------------------------------------------------------------------
            0.70(2)          N/A
            0.69             N/A
            0.69             N/A
            0.68             N/A
            0.67             N/A
            0.63             N/A
---------------------------------------------------------------------------------------------------------------------

                                                             SEE FINANCIAL NOTES

FINANCIAL NOTES (UNAUDITED)

ORGANIZATION

Citizens Funds (the "trust"), a Massachusetts business trust, is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The trust offers the following funds (individually a "fund," collectively the "funds"):

FUND                                      SHORT NAME
----------------------------------------------------------------------------------
CITIZENS CORE GROWTH FUND                 Core Growth Fund
CITIZENS EMERGING GROWTH FUND             Emerging Growth Fund
CITIZENS SMALL CAP CORE GROWTH FUND       Small Cap Core Growth Fund
CITIZENS VALUE FUND                       Value Fund
CITIZENS GLOBAL EQUITY FUND               Global Equity Fund
CITIZENS BALANCED FUND                    Balanced Fund
CITIZENS INCOME FUND                      Income Fund
CITIZENS MONEY MARKET FUND                Money Market Fund
----------------------------------------------------------------------------------

The funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. The Core Growth Fund, Emerging Growth Fund, and Global Equity Fund currently offer three classes of shares: Standard shares, Institutional shares and Administrative shares. The Money Market Fund and Value Fund offer two classes of shares: Standard shares and Institutional shares. The Small Cap Core Growth Fund, Balanced Fund, and Income Fund offer one class of shares: Standard shares. Each class of shares in the funds has identical rights and privileges except with respect to fees paid under class-specific agreements, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

INDEMNIFICATIONS

Under the funds' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the trust. In addition, in the normal course of business, the funds enter into contracts with their vendors and others that provide for general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION

The board of trustees has approved procedures to be used to value each fund's securities for the purpose of determining the fund's net asset value (NAV). Equity securities traded on an exchange are valued at the market price determined as the closing sale or official closing price on that exchange. For securities not traded on an exchange, or if an exchange price is not readily available, securities are valued at a market price determined by independent third-party pricing vendors approved by the funds' valuation committee. The market price for debt obligations is determined by an independent third-party pricing service which uses a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments. Short-term securities maturing within 60 days and all securities in the Money Market Fund are valued at amortized cost, unless it is determined that using this method would not reflect a security's fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. If a price for a given security is unavailable or deemed unreliable by the adviser, the market price may be determined using quotations received from one or more brokers that make a market in the security. When such prices or quotations are not available, or when the adviser believes they are unreliable, the funds' valuation committee will value securities using fair value procedures approved by the funds' board of trustees. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which a fund's NAV is calculated. The Global Equity Fund uses a fair value model developed by an independent third-party pricing service in its valuation consideration for foreign equity securities on days when there is a specific percentage change in the value of a domestic equity security index. This percentage is determined by the funds' valuation committee.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

During the period, security transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date.

FINANCIAL NOTES (UNAUDITED)

The cost of securities sold is determined on the identified cost basis, unless otherwise specified. Interest income is recorded on an accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date.

FOREIGN CURRENCY TRANSLATION

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current rate of exchange. Purchases and sales of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. The changes in foreign exchange rates on investments are not isolated on the Statement of Operations. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

FOREIGN CURRENCY CONTRACTS

Foreign currency contracts are used to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms. The U.S. dollar value of foreign currency contracts is determined using the current rate of exchange. There were no foreign currency contracts open at December 31, 2007.

REPURCHASE AGREEMENTS

The funds may acquire repurchase agreements with an entity that is a member bank of the Federal Reserve System and government securities dealers that are on the Federal Reserve Bank of New York's list of primary dealers, collateralized by instruments issued by the U.S. government, its agencies or instrumentalities. The repurchase price generally equals the price paid by a fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. It is the funds' policy to receive collateral securities of which the value, including accrued interest, is at least equal to 102% of the amount to be repaid to the funds under each agreement at its maturity. Collateral subject to repurchase agreements is held by the funds' custodian. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited.

RESTRICTED SECURITIES

The funds are permitted to invest in privately placed securities. These securities may be resold in transactions exempt from registration, or to the public, if the securities are registered under the Securities Act of 1933. Disposal of these securities may involve time-consuming negotiations and expense, and the prompt sale at an acceptable price may be difficult.

REDEMPTION FEE

The Global Equity Fund charges a redemption fee of 2% (paid to the fund) with respect to shares of the fund redeemed or exchanged within 60 days of purchase. The fee does not apply to shares purchased through the reinvestment of dividends or other distributions, redemptions by the fund of accounts with below minimum balances, redemptions due to shareholder death or disability, or certain omnibus accounts or retirement plans. For the period ended December 31, 2007 and the year ended June 30, 2007, the Global Equity Fund collected $2,725 and $1,940 respectively, in redemption fees. These fees are included in the "change in net assets from capital transactions" amounts in the Statements of Changes in Net Assets.

DIVIDENDS TO SHAREHOLDERS

The Core Growth Fund, Emerging Growth Fund, Small Cap Core Growth Fund, Value Fund, and Global Equity Fund declare and distribute dividends from net investment income, if any, to shareholders annually. The Balanced Fund declares and distributes dividends from net investment income to shareholders quarterly. The Income Fund declares and distributes dividends from net investment income to shareholders monthly. Dividends from net investment income for the Money Market Fund are declared daily and paid monthly. The funds' net realized gains, if any, are distributed to shareholders at least annually.

Additional dividends may also be paid to the funds' shareholders to the extent necessary to avoid federal excise tax on certain undistributed income and net realized gains. The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclassification of market discounts, gain/loss, paydowns, and

FINANCIAL NOTES (UNAUDITED)

distributions), such amounts are reclassified to capital; temporary differences do not require reclassification.

FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGEMENT FEE

Citizens Advisers, Inc. (the "adviser") serves as adviser to each of the funds. Under the terms of the management contract, the adviser is paid a fee that is computed daily based on an annual rate for each fund's average daily net assets. Those rates are as follows:

FUND                                        FEE RATE
------------------------------------------------------
Core Growth Fund                             0.50%
Emerging Growth Fund                         1.00%
Small Cap Core Growth Fund                   0.50%
Value Fund                                   0.70%
Global Equity Fund                           1.00%
Balanced Fund                                0.65%
Income Fund                                  0.65%
Money Market Fund                            0.35%
------------------------------------------------------

Dwight Asset Management Company (the "subadviser") serves as the subadviser for the Income Fund. For its services, the subadviser receives a fee computed daily based on an annual rate of 0.25% of the fund's average daily net assets. The fee is paid by the adviser.

DISTRIBUTION FEE

Citizens Securities, Inc. (the "distributor") is a wholly owned subsidiary of the adviser and serves as the funds' distributor. Pursuant to Rule 12b-1 under the 1940 Act, the trust's shareholders have adopted a separate distribution plan with respect to the funds' Standard and Administrative shares pursuant to which the funds, except the Money Market Fund, compensate the distributor for services in an amount equal to 0.25% per annum of average annual net assets represented by such shares.

ADMINISTRATIVE AND SHAREHOLDER SERVICE FEES

The adviser, with whom certain officers and a trustee are affiliated, performs administrative duties for the trust under a separate administrative contract, which provides for the reimbursement of out-of-pocket expenses as well as fees for services rendered. In accordance with the terms of the administrative contract, fees are accrued daily based on average daily net assets of each fund at the annual rate of 0.15%. In addition, Citizens Advisers provides a number of administrative services to the trust, relating primarily to shareholder services and communications, and is paid an account fee and is reimbursed for out-of-pocket expenses as well, for providing such services and communications for each of the individual funds with the exception of the Core Growth Fund, Standard shares. The Core Growth Fund, Standard shares may be charged a shareholder service fee of up to 0.35% based on the average daily net assets of the class. For the period ended December 31, 2007, a fee of 0.25% was charged.

TRANSFER AGENCY, FUND ACCOUNTING AND CUSTODY

Citi Fund Services Ohio, Inc. ("Citi") (formerly BISYS Fund Services Ohio, Inc.) provides transfer agency and fund accounting services to the funds pursuant to certain fee arrangements. As transfer agent for the funds, Citi is paid a fee based on the number of funds and shareholder accounts, other service fees, and is reimbursed for out-of-pocket expenses as well. Transfer agent expenses also include the cost of services rendered by third parties to provide sub-transfer agency services. As fund accountant for the funds, Citi is paid a fee based on assets (ranging from 0.0125% -- 0.035%) and the number of share classes per fund, subject to certain minimums, other service fees, and is reimbursed for out-of-pocket expenses as well. Fifth Third Bank acts as a custodian for the funds and is paid a fee based on the funds' assets and other transaction based fees, subject to certain minimums. Custody expenses may be incurred or offset from fees or credits arising from cash balances maintained on deposit. There were no custody credits received for the period ended December 31, 2007.

TRUSTEE FEES

All of the officers and one of the trustees of the trust are "interested persons," as defined in the 1940 Act, of the adviser. Currently, each trustee who is not an "interested person" receives an annual retainer of $12,000 and $1,250 for each day's attendance at a trustee meeting. The independent trustees include a chair of the board, who receives an additional annual retainer of $5,000; and an audit committee chair, social responsibility committee chair, and nominating committee chair who each receive an additional annual retainer of $2,500.

ALLOCATIONS

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionately

FINANCIAL NOTES (UNAUDITED)

among various or all funds within the trust in relation to the net assets of each fund or on another reasonable basis. Expenses specific to a class of shares are charged to that class. Expenses not directly attributable to a class are allocated among the classes of a fund in relation to the net assets of the classes or on another reasonable basis.

FEE REDUCTIONS AND REIMBURSEMENTS

For the period ended December 31, 2007, the adviser limited the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses, for certain funds to the extent they exceeded the following limits:

FUND                                      EXPENSE LIMITATION
------------------------------------------------------------
Value Fund -- Standard Class                     1.29%
Value Fund -- Institutional Class                0.90%
Balanced Fund -- Standard Class                  1.30%
------------------------------------------------------------

Expense limitations for the Value Fund Standard shares and Institutional shares listed above are contractual. The adviser may recoup the investment management fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were waived/reimbursed. Such repayments may be made twice monthly, but in no event less frequently than semi-annually, but only to the extent that such repayments would not cause annualized operating expenses of the Value Fund to exceed any expense limitation. As of December 31, 2007, the amount that may be potentially be recouped by the adviser from the Value Fund is $44,181 expiring on June 30, 2009 and $154,113 expiring on June 30, 2010 and $73,994 expiring on June 30, 2011.

The Balanced Fund expense limitation listed above is voluntary and may be reduced or terminated by the adviser at any time and is not subject to recoupment in subsequent fiscal periods.

As of November 12, 2007, the distributor agreed to voluntarily reduce the distribution fee by 0.05% with respect to the funds' Standard and Administrative shares, except such shares of the Money Market Fund which do not pay a distribution fee. These voluntary waivers may be reduced or terminated by the distributor at any time.

INVESTMENT TRANSACTIONS

The following summarizes purchases and sales of investment securities other than short-term investments and U.S. Government securities, by fund for the period ended December 31, 2007:

FUND                                       PURCHASES             SALES
--------------------------------------------------------------------------
Core Growth Fund                          $51,633,574         $50,272,165
Emerging Growth Fund                       54,175,078          73,275,192
Small Cap Core Growth Fund                 15,962,667          17,121,193
Value Fund                                 24,219,422          18,286,967
Global Equity Fund                         16,980,493          21,137,955
Balanced Fund                               3,121,368           2,897,434
Income Fund                                 7,517,526           4,287,431
--------------------------------------------------------------------------

The following summarizes purchases and sales of U.S. Government securities by fund for the period ended December 31, 2007:

FUND                                       PURCHASES             SALES
--------------------------------------------------------------------------
Balanced Fund                             $   205,938         $        --
Income Fund                                15,991,955          20,084,629
--------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

Each fund is a separate taxable entity for federal tax purposes. Each fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and distributes substantially all of its taxable net investment income and net realized gains, if any, to its shareholders.

At December 31, 2007 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                       NET UNREALIZED
                                                             TAX UNREALIZED       TAX UNREALIZED       APPRECIATION/
FUND                                        TAX COST          APPRECIATION         DEPRECIATION         DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
Core Growth Fund                          $277,007,282         $51,644,471        $(16,465,725)          $35,178,746
Emerging Growth Fund                       135,194,825          46,352,540          (7,148,160)           39,204,380
Small Cap Core Growth Fund                  31,946,769           9,657,351          (1,432,858)            8,224,493
Value Fund                                  59,164,926          12,323,098          (3,023,739)            9,299,359
Global Equity Fund                          66,384,060          21,034,790          (1,502,910)           19,531,880
Balanced Fund                               11,807,145           1,127,855            (552,672)              575,183
Income Fund                                 45,279,681             916,460            (148,174)              768,286
Money Market Fund                           86,178,274                  --                   --                   --
---------------------------------------------------------------------------------------------------------------------

FINANCIAL NOTES (UNAUDITED)

SUBSEQUENT EVENTS

In February 2008, the fund accounting agent to Citizens Money Market Fund advised the fund's management company that, due to an error on the part of the fund accounting agent, an over-distribution of income occurred during the period of July 2007 through February 2008. The fund accounting agent has estimated that the amount of the over-distribution was immaterial to the fund's financial statements as of December 31, 2007.

The adviser has signed an asset purchase agreement with Sentinel Asset Management, Inc. relating to a proposed acquisition by Sentinel of the assets related to the adviser's mutual fund advisory business. In connection with such acquisition, it is proposed that each of the Citizens funds reorganize into a new or existing Sentinel fund. Each such reorganization of a Citizens fund is subject to the approval of the shareholders of such fund, and a proxy statement/prospectus seeking such approval was distributed to shareholders on or about January 14, 2008.

NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements. As of December 31, 2007, the funds do not believe the adoption of SFAS No. 157 will significantly impact the financial statement amounts, however; additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In July 2006, FASB issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109,

"Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of December 31, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

SUPPLEMENTAL INFORMATION (UNAUDITED)

FEDERAL TAX INFORMATION

PORTFOLIO HOLDINGS DISCLOSURE

Each fund, except the Money Market Fund, posts its full portfolio holdings monthly, with a 30-day lag, on www.citizensfunds.com. The portfolio holdings are posted within approximately five business days after month end. The funds' portfolio holdings will remain available until the following month's information is posted.

In addition, each fund's, except the Money Market Fund's, top ten portfolio holdings in order of position size and as a percentage of the total portfolio as well as sector breakdowns and portfolio characteristics are available quarterly, within approximately fifteen business days after quarter end on www.citizensfunds.com. Each fund's top ten portfolio holdings, sector breakdown and portfolio characteristics remain available until the following quarter's information is posted.

Details of the funds' portfolio holdings disclosure policies and procedures, including a discussion of any exceptions, are contained in the funds' SAI.

Each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year within 60 days of such quarters' end on Form N-Q. You can receive a copy of the fund's Form N-Q without charge by calling 800.223.7010 or by visiting the website at www.citizensfunds.com. Each fund's Form N-Q is also available through a variety of methods. You can:

-- find it on the EDGAR Database of the SEC internet site at www.sec.gov

-- have copies sent to you (after paying a copying fee) by writing the SEC's
   Public Reference Section, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov

-- view and copy it in person at the SEC's Public Reference Room in Washington
   D.C.; for more information call 202.942.8090.

SUPPLEMENTAL INFORMATION (UNAUDITED)

TABLE OF SHAREHOLDER EXPENSES

As a shareholder of the funds, you may incur two types of costs: (1) redemption fees (for Global Equity Fund only) and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 through December 31, 2007.

ACTUAL EXPENSES

The table on the page opposite provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table on the page opposite also provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and other indivdual shareholder fees mentioned in the prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 184/366 (to reflect the one-half year period).

                                                                                                        DECEMBER 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                           BEGINNING            ENDING                                     ANNUALIZED
                                            ACCOUNT            ACCOUNT            EXPENSES PAID           EXPENSE RATIO
                                             VALUE              VALUE           DURING PERIOD(1)        DURING THE PERIOD
                                            07/01/07           12/31/07         07/01/07-12/31/07       07/01/07-12/31/07
-------------------------------------------------------------------------------------------------------------------------
CORE GROWTH FUND
Standard -- actual                         $1,000.00          $1,036.00              $ 7.78                    1.52%
Standard -- hypothetical                    1,000.00           1,017.50                7.71                    1.52%
Institutional -- actual                     1,000.00           1,039.70                4.10                    0.80%
Institutional -- hypothetical               1,000.00           1,021.11                4.06                    0.80%
Administrative -- actual                    1,000.00           1,038.00                5.58                    1.09%
Administrative -- hypothetical              1,000.00           1,019.66                5.53                    1.09%
-------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND
Standard -- actual                         $1,000.00          $  999.50              $ 9.45                    1.88%
Standard -- hypothetical                    1,000.00           1,015.69                9.53                    1.88%
Institutional -- actual                     1,000.00           1,002.10                7.10                    1.41%
Institutional -- hypothetical               1,000.00           1,018.05                7.15                    1.41%
Administrative -- actual                    1,000.00           1,001.00                7.95                    1.58%
Administrative -- hypothetical              1,000.00           1,017.19                8.01                    1.58%
-------------------------------------------------------------------------------------------------------------------------
SMALL CAP CORE GROWTH FUND
Standard -- actual                         $1,000.00          $  997.60              $ 7.08                    1.41%
Standard -- hypothetical                    1,000.00           1,018.05                7.15                    1.41%
-------------------------------------------------------------------------------------------------------------------------
VALUE FUND
Standard -- actual                         $1,000.00          $  979.10              $ 6.42                    1.29%
Standard -- hypothetical                    1,000.00           1,018.65                6.55                    1.29%
Institutional -- actual                     1,000.00             981.10                4.48                    0.90%
Institutional -- hypothetical               1,000.00           1,020.61                4.57                    0.90%
-------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUND
Standard -- actual                         $1,000.00          $1,054.10              $10.17                    1.97%
Standard -- hypothetical                    1,000.00           1,015.23                9.98                    1.97%
Institutional -- actual                     1,000.00           1,056.80                7.44                    1.44%
Institutional -- hypothetical               1,000.00           1,017.90                7.30                    1.44%
Administrative -- actual                    1,000.00           1,055.40                8.78                    1.70%
Administrative -- hypothetical              1,000.00           1,016.59                8.62                    1.70%
-------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
Standard -- actual                         $1,000.00          $  994.80              $ 6.52                    1.30%
Standard -- hypothetical                    1,000.00           1,018.60                6.60                    1.30%
-------------------------------------------------------------------------------------------------------------------------
INCOME FUND
Standard -- actual                         $1,000.00          $1,052.10              $ 7.84                    1.52%
Standard -- hypothetical                    1,000.00           1,017.50                7.71                    1.52%
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
Standard -- actual                         $1,000.00          $1,022.10              $ 4.93                    0.97%
Standard -- hypothetical                    1,000.00           1,020.26                4.93                    0.97%
Institutional -- actual                     1,000.00           1,023.40                3.56                    0.70%
Institutional -- hypothetical               1,000.00           1,021.62                3.56                    0.70%
-------------------------------------------------------------------------------------------------------------------------

(1) Expenses equal the average account value times the fund's annualized expense ratio multiplied by 184/366 (to reflect the one-half year period).

NOTES

NOTES

NOTES

NOTES

                             [CITIZENS FUNDS LOGO]

TRUSTEES                           CUSTODIAN
Walter D. Bristol, Jr.             Fifth Third Bank
Sophia Collier                     Cincinnati, OH 45263
Jeannie H. Diefenderfer
Pablo S. Eisenberg                 TRANSFER AND ACCOUNTING AGENT
Orlando Hernandez                  Citi Fund Services Ohio, Inc.
Martha S. Pope                     Columbus, OH 43219
Henry L.P. Schmelzer

                                   LEGAL COUNSEL
MANAGER                            Bingham McCutchen LLP
Citizens Advisers, Inc.            Boston, MA 02110
One Harbour Place
Suite 400                          INDEPENDENT REGISTERED  PUBLIC
Portsmouth, NH 03801               ACCOUNTING FIRM
800.223.7010                       PricewaterhouseCoopers LLP
603.436.5152                       Columbus, OH 43215

DISTRIBUTOR
Citizens Securities, Inc.
One Harbour Place
Suite 400
Portsmouth, NH 03801
800.223.7010
603.436.5152

Citizens Funds are distributed by Citizens Securities, Inc., Portsmouth, NH 03801 and are available through such popular mutual fund supermarkets as Charles Schwab's Mutual Fund OneSource(R) and Fidelity Investments' FundsNetwork(R).

Citizens Funds(R) is a trademark of Citizens Advisers, Inc.

This report is intended for shareholders of Citizens Funds and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus.

PLEASE CONSIDER THE INVESTMENT OBJECTIVES ,RISKS , CHARGES AND EXPENSES OF CITIZENS FUNDS CAREFULLY BEFORE INVESTING . FOR THIS AND OTHER INFORMATION, PLEASE VISIT WWW. CITIZENSFUNDS.COM OR CALL 800.223.7010 FOR A FREE PROSPECTUS AND READ IT CAREFULLY BEFORE INVESTING.

(c) 2008 CITIZENS ADVISERS, INC.

ITEM 2.  CODE OF ETHICS.

Not Applicable to Semi-Annual Report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable to Semi-Annual Report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable to Semi-Annual Report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant is (i) accumulated and communicated to the investment company's management, including its certifying officers to allow timely decision regarding required disclosure, and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not Applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Citizens Funds

By: /s/ Sophia Collier
    -----------------------

       Sophia Collier
       President

Date: 2/25/08
      ------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Sophia Collier
    -----------------------
       Sophia Collier
       President

Date: 2/25/08
      ------------------


By: /s/ Trudance L.C. Bakke
    -----------------------
       Trudance L.C. Bakke
       Treasurer

Date: 2/25/08
      ------------------